UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class Z : FIDZX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.62%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	27.0
Financials	24.2
Materials	6.7
Consumer Staples	3.2
Consumer Discretionary	2.7
Utilities	1.8
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.8
Japan - 15.8
Taiwan - 6.9
United Kingdom - 6.8
Israel - 6.5
Netherlands - 5.2
Germany - 5.2
India - 3.8
Spain - 3.8
Others - 26.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
ASML Holding NV	3.1
SK Hynix Inc	2.5
ASM International NV	2.1
Schneider Electric SE	2.1
Hitachi Ltd	2.1
Siemens Energy AG	2.1
Rolls-Royce Holdings PLC	2.1
Next Vision Stabilized Systems Ltd	2.0
Celestica Inc (United States)	2.0
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915626.101    2886-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class M : FIATX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 63	1.23%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	27.0
Financials	24.2
Materials	6.7
Consumer Staples	3.2
Consumer Discretionary	2.7
Utilities	1.8
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.8
Japan - 15.8
Taiwan - 6.9
United Kingdom - 6.8
Israel - 6.5
Netherlands - 5.2
Germany - 5.2
India - 3.8
Spain - 3.8
Others - 26.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
ASML Holding NV	3.1
SK Hynix Inc	2.5
ASM International NV	2.1
Schneider Electric SE	2.1
Hitachi Ltd	2.1
Siemens Energy AG	2.1
Rolls-Royce Holdings PLC	2.1
Next Vision Stabilized Systems Ltd	2.0
Celestica Inc (United States)	2.0
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915628.101    292-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class I : FCPIX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 37	0.73%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	27.0
Financials	24.2
Materials	6.7
Consumer Staples	3.2
Consumer Discretionary	2.7
Utilities	1.8
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.8
Japan - 15.8
Taiwan - 6.9
United Kingdom - 6.8
Israel - 6.5
Netherlands - 5.2
Germany - 5.2
India - 3.8
Spain - 3.8
Others - 26.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
ASML Holding NV	3.1
SK Hynix Inc	2.5
ASM International NV	2.1
Schneider Electric SE	2.1
Hitachi Ltd	2.1
Siemens Energy AG	2.1
Rolls-Royce Holdings PLC	2.1
Next Vision Stabilized Systems Ltd	2.0
Celestica Inc (United States)	2.0
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915627.101    291-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class C : FCPCX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.73%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	27.0
Financials	24.2
Materials	6.7
Consumer Staples	3.2
Consumer Discretionary	2.7
Utilities	1.8
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.8
Japan - 15.8
Taiwan - 6.9
United Kingdom - 6.8
Israel - 6.5
Netherlands - 5.2
Germany - 5.2
India - 3.8
Spain - 3.8
Others - 26.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
ASML Holding NV	3.1
SK Hynix Inc	2.5
ASM International NV	2.1
Schneider Electric SE	2.1
Hitachi Ltd	2.1
Siemens Energy AG	2.1
Rolls-Royce Holdings PLC	2.1
Next Vision Stabilized Systems Ltd	2.0
Celestica Inc (United States)	2.0
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915624.101    281-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® International Capital Appreciation Fund Fidelity Advisor® International Capital Appreciation Fund Class A : FCPAX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 50	0.98%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	27.0
Financials	24.2
Materials	6.7
Consumer Staples	3.2
Consumer Discretionary	2.7
Utilities	1.8
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.8
Japan - 15.8
Taiwan - 6.9
United Kingdom - 6.8
Israel - 6.5
Netherlands - 5.2
Germany - 5.2
India - 3.8
Spain - 3.8
Others - 26.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
ASML Holding NV	3.1
SK Hynix Inc	2.5
ASM International NV	2.1
Schneider Electric SE	2.1
Hitachi Ltd	2.1
Siemens Energy AG	2.1
Rolls-Royce Holdings PLC	2.1
Next Vision Stabilized Systems Ltd	2.0
Celestica Inc (United States)	2.0
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915625.101    288-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class M : FGETX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	1.55%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$176,426,894
Number of Holdings	62
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.3
Industrials	16.6
Financials	15.1
Communication Services	8.8
Consumer Discretionary	6.7
Health Care	5.0
Energy	4.7
Materials	1.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 67.5
Taiwan - 4.7
Korea (South) - 4.4
Japan - 4.4
China - 3.5
United Kingdom - 2.9
Germany - 2.4
Spain - 2.1
Canada - 1.6
Others - 6.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.2
Alphabet Inc Class A	5.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.7
SK Hynix Inc	4.4
Amazon.com Inc	3.7
Amphenol Corp Class A	2.9
Westinghouse Air Brake Technologies Corp	2.4
Seagate Technology Holdings PLC	2.3
Broadcom Inc	2.3
EMCOR Group Inc	2.2
37.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915705.101    755-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class I : FEUIX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 54	1.05%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$176,426,894
Number of Holdings	62
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.3
Industrials	16.6
Financials	15.1
Communication Services	8.8
Consumer Discretionary	6.7
Health Care	5.0
Energy	4.7
Materials	1.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 67.5
Taiwan - 4.7
Korea (South) - 4.4
Japan - 4.4
China - 3.5
United Kingdom - 2.9
Germany - 2.4
Spain - 2.1
Canada - 1.6
Others - 6.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.2
Alphabet Inc Class A	5.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.7
SK Hynix Inc	4.4
Amazon.com Inc	3.7
Amphenol Corp Class A	2.9
Westinghouse Air Brake Technologies Corp	2.4
Seagate Technology Holdings PLC	2.3
Broadcom Inc	2.3
EMCOR Group Inc	2.2
37.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915704.101    754-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class C : FEUCX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 105	2.05%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$176,426,894
Number of Holdings	62
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.3
Industrials	16.6
Financials	15.1
Communication Services	8.8
Consumer Discretionary	6.7
Health Care	5.0
Energy	4.7
Materials	1.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 67.5
Taiwan - 4.7
Korea (South) - 4.4
Japan - 4.4
China - 3.5
United Kingdom - 2.9
Germany - 2.4
Spain - 2.1
Canada - 1.6
Others - 6.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.2
Alphabet Inc Class A	5.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.7
SK Hynix Inc	4.4
Amazon.com Inc	3.7
Amphenol Corp Class A	2.9
Westinghouse Air Brake Technologies Corp	2.4
Seagate Technology Holdings PLC	2.3
Broadcom Inc	2.3
EMCOR Group Inc	2.2
37.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915703.101    753-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Global Capital Appreciation Fund Fidelity Advisor® Global Capital Appreciation Fund Class A : FGEAX

This semi-annual shareholder report contains information about Fidelity Advisor® Global Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 67	1.30%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$176,426,894
Number of Holdings	62
Portfolio Turnover	86%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	36.3
Industrials	16.6
Financials	15.1
Communication Services	8.8
Consumer Discretionary	6.7
Health Care	5.0
Energy	4.7
Materials	1.7
Consumer Staples	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.8
Preferred Stocks - 0.4
Short-Term Investments and Net Other Assets (Liabilities) - 3.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 67.5
Taiwan - 4.7
Korea (South) - 4.4
Japan - 4.4
China - 3.5
United Kingdom - 2.9
Germany - 2.4
Spain - 2.1
Canada - 1.6
Others - 6.5

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	7.2
Alphabet Inc Class A	5.1
Taiwan Semiconductor Manufacturing Co Ltd ADR	4.7
SK Hynix Inc	4.4
Amazon.com Inc	3.7
Amphenol Corp Class A	2.9
Westinghouse Air Brake Technologies Corp	2.4
Seagate Technology Holdings PLC	2.3
Broadcom Inc	2.3
EMCOR Group Inc	2.2
37.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915702.101    751-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class Z : FZAEX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.78%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.2
Financials	21.4
Industrials	12.2
Communication Services	8.6
Materials	7.7
Consumer Discretionary	6.4
Energy	5.1
Health Care	3.5
Consumer Staples	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 24.0
Taiwan - 22.2
Korea (South) - 11.7
India - 7.1
Mexico - 4.8
South Africa - 3.3
Hungary - 3.1
United States - 3.0
Saudi Arabia - 2.8
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Samsung Electronics Co Ltd	9.2
Tencent Holdings Ltd	5.0
MediaTek Inc	4.1
Delta Electronics Inc	2.8
Larsen & Toubro Ltd	2.2
China Construction Bank Corp H Shares	2.1
America Movil SAB de CV ADR	2.1
Yageo Corp	2.0
Credicorp Ltd	2.0
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915725.101    2530-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class M : FTMKX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 76	1.40%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.2
Financials	21.4
Industrials	12.2
Communication Services	8.6
Materials	7.7
Consumer Discretionary	6.4
Energy	5.1
Health Care	3.5
Consumer Staples	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 24.0
Taiwan - 22.2
Korea (South) - 11.7
India - 7.1
Mexico - 4.8
South Africa - 3.3
Hungary - 3.1
United States - 3.0
Saudi Arabia - 2.8
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Samsung Electronics Co Ltd	9.2
Tencent Holdings Ltd	5.0
MediaTek Inc	4.1
Delta Electronics Inc	2.8
Larsen & Toubro Ltd	2.2
China Construction Bank Corp H Shares	2.1
America Movil SAB de CV ADR	2.1
Yageo Corp	2.0
Credicorp Ltd	2.0
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915723.101    1289-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class I : FIMKX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.90%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.2
Financials	21.4
Industrials	12.2
Communication Services	8.6
Materials	7.7
Consumer Discretionary	6.4
Energy	5.1
Health Care	3.5
Consumer Staples	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 24.0
Taiwan - 22.2
Korea (South) - 11.7
India - 7.1
Mexico - 4.8
South Africa - 3.3
Hungary - 3.1
United States - 3.0
Saudi Arabia - 2.8
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Samsung Electronics Co Ltd	9.2
Tencent Holdings Ltd	5.0
MediaTek Inc	4.1
Delta Electronics Inc	2.8
Larsen & Toubro Ltd	2.2
China Construction Bank Corp H Shares	2.1
America Movil SAB de CV ADR	2.1
Yageo Corp	2.0
Credicorp Ltd	2.0
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915724.101    1290-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class C : FMCKX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.90%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.2
Financials	21.4
Industrials	12.2
Communication Services	8.6
Materials	7.7
Consumer Discretionary	6.4
Energy	5.1
Health Care	3.5
Consumer Staples	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 24.0
Taiwan - 22.2
Korea (South) - 11.7
India - 7.1
Mexico - 4.8
South Africa - 3.3
Hungary - 3.1
United States - 3.0
Saudi Arabia - 2.8
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Samsung Electronics Co Ltd	9.2
Tencent Holdings Ltd	5.0
MediaTek Inc	4.1
Delta Electronics Inc	2.8
Larsen & Toubro Ltd	2.2
China Construction Bank Corp H Shares	2.1
America Movil SAB de CV ADR	2.1
Yageo Corp	2.0
Credicorp Ltd	2.0
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915722.101    1288-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Focused Emerging Markets Fund Fidelity Advisor® Focused Emerging Markets Fund Class A : FAMKX

This semi-annual shareholder report contains information about Fidelity Advisor® Focused Emerging Markets Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 62	1.15%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$12,475,458,273
Number of Holdings	62
Portfolio Turnover	54%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	31.2
Financials	21.4
Industrials	12.2
Communication Services	8.6
Materials	7.7
Consumer Discretionary	6.4
Energy	5.1
Health Care	3.5
Consumer Staples	2.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.2
Short-Term Investments and Net Other Assets (Liabilities) - 1.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 24.0
Taiwan - 22.2
Korea (South) - 11.7
India - 7.1
Mexico - 4.8
South Africa - 3.3
Hungary - 3.1
United States - 3.0
Saudi Arabia - 2.8
Others - 18.0

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	10.3
Samsung Electronics Co Ltd	9.2
Tencent Holdings Ltd	5.0
MediaTek Inc	4.1
Delta Electronics Inc	2.8
Larsen & Toubro Ltd	2.2
China Construction Bank Corp H Shares	2.1
America Movil SAB de CV ADR	2.1
Yageo Corp	2.0
Credicorp Ltd	2.0
41.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915721.101    1286-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class Z : FIQPX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.79%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.8
Industrials	16.3
Financials	12.5
Consumer Discretionary	8.1
Communication Services	6.2
Materials	5.0
Health Care	3.2
Consumer Staples	1.9
Energy	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Preferred Stocks - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 31.7
Taiwan - 30.2
Korea (South) - 21.2
India - 7.0
Singapore - 3.3
United States - 2.6
Hong Kong - 1.6
Indonesia - 1.3
Philippines - 1.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	17.0
Tencent Holdings Ltd	4.6
Samsung Electronics Co Ltd non-voting shares	4.4
SK Square Co Ltd	4.0
MediaTek Inc	2.7
Samsung Electronics Co Ltd	2.7
Delta Electronics Inc	2.5
Contemporary Amperex Technology Co Ltd A Shares (China)	2.1
Ping An Insurance Group Co of China Ltd H Shares	2.0
LS Electric Co Ltd	1.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915706.101    3274-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class M : FEATX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	1.45%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.8
Industrials	16.3
Financials	12.5
Consumer Discretionary	8.1
Communication Services	6.2
Materials	5.0
Health Care	3.2
Consumer Staples	1.9
Energy	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Preferred Stocks - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 31.7
Taiwan - 30.2
Korea (South) - 21.2
India - 7.0
Singapore - 3.3
United States - 2.6
Hong Kong - 1.6
Indonesia - 1.3
Philippines - 1.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	17.0
Tencent Holdings Ltd	4.6
Samsung Electronics Co Ltd non-voting shares	4.4
SK Square Co Ltd	4.0
MediaTek Inc	2.7
Samsung Electronics Co Ltd	2.7
Delta Electronics Inc	2.5
Contemporary Amperex Technology Co Ltd A Shares (China)	2.1
Ping An Insurance Group Co of China Ltd H Shares	2.0
LS Electric Co Ltd	1.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915710.101    760-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class I : FERIX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.93%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.8
Industrials	16.3
Financials	12.5
Consumer Discretionary	8.1
Communication Services	6.2
Materials	5.0
Health Care	3.2
Consumer Staples	1.9
Energy	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Preferred Stocks - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 31.7
Taiwan - 30.2
Korea (South) - 21.2
India - 7.0
Singapore - 3.3
United States - 2.6
Hong Kong - 1.6
Indonesia - 1.3
Philippines - 1.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	17.0
Tencent Holdings Ltd	4.6
Samsung Electronics Co Ltd non-voting shares	4.4
SK Square Co Ltd	4.0
MediaTek Inc	2.7
Samsung Electronics Co Ltd	2.7
Delta Electronics Inc	2.5
Contemporary Amperex Technology Co Ltd A Shares (China)	2.1
Ping An Insurance Group Co of China Ltd H Shares	2.0
LS Electric Co Ltd	1.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915709.101    759-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class C : FERCX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 106	1.94%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.8
Industrials	16.3
Financials	12.5
Consumer Discretionary	8.1
Communication Services	6.2
Materials	5.0
Health Care	3.2
Consumer Staples	1.9
Energy	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Preferred Stocks - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 31.7
Taiwan - 30.2
Korea (South) - 21.2
India - 7.0
Singapore - 3.3
United States - 2.6
Hong Kong - 1.6
Indonesia - 1.3
Philippines - 1.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	17.0
Tencent Holdings Ltd	4.6
Samsung Electronics Co Ltd non-voting shares	4.4
SK Square Co Ltd	4.0
MediaTek Inc	2.7
Samsung Electronics Co Ltd	2.7
Delta Electronics Inc	2.5
Contemporary Amperex Technology Co Ltd A Shares (China)	2.1
Ping An Insurance Group Co of China Ltd H Shares	2.0
LS Electric Co Ltd	1.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915708.101    758-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Emerging Asia Fund Fidelity Advisor® Emerging Asia Fund Class A : FEAAX

This semi-annual shareholder report contains information about Fidelity Advisor® Emerging Asia Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 66	1.20%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$718,365,445
Number of Holdings	72
Portfolio Turnover	103%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Information Technology	42.8
Industrials	16.3
Financials	12.5
Consumer Discretionary	8.1
Communication Services	6.2
Materials	5.0
Health Care	3.2
Consumer Staples	1.9
Energy	1.8

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 92.8
Preferred Stocks - 5.0
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

China - 31.7
Taiwan - 30.2
Korea (South) - 21.2
India - 7.0
Singapore - 3.3
United States - 2.6
Hong Kong - 1.6
Indonesia - 1.3
Philippines - 1.1

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	17.0
Tencent Holdings Ltd	4.6
Samsung Electronics Co Ltd non-voting shares	4.4
SK Square Co Ltd	4.0
MediaTek Inc	2.7
Samsung Electronics Co Ltd	2.7
Delta Electronics Inc	2.5
Contemporary Amperex Technology Co Ltd A Shares (China)	2.1
Ping An Insurance Group Co of China Ltd H Shares	2.0
LS Electric Co Ltd	1.8
43.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915707.101    756-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class Z : FZABX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.72%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Industrials	23.6
Information Technology	15.6
Health Care	7.9
Materials	7.6
Consumer Discretionary	6.7
Energy	4.2
Consumer Staples	3.1
Utilities	2.2
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 15.1
United States - 10.6
Germany - 8.8
Spain - 5.0
France - 4.9
Italy - 4.4
Netherlands - 4.2
Canada - 3.9
Others - 22.9

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV depository receipt	3.3
Banco Santander SA	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Rolls-Royce Holdings PLC	2.1
Shell PLC	1.9
Siemens Energy AG	1.9
Schneider Electric SE	1.9
Lloyds Banking Group PLC	1.8
SK Hynix Inc	1.8
CaixaBank SA	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915697.101    2527-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class M : FADIX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 70	1.34%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Industrials	23.6
Information Technology	15.6
Health Care	7.9
Materials	7.6
Consumer Discretionary	6.7
Energy	4.2
Consumer Staples	3.1
Utilities	2.2
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 15.1
United States - 10.6
Germany - 8.8
Spain - 5.0
France - 4.9
Italy - 4.4
Netherlands - 4.2
Canada - 3.9
Others - 22.9

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV depository receipt	3.3
Banco Santander SA	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Rolls-Royce Holdings PLC	2.1
Shell PLC	1.9
Siemens Energy AG	1.9
Schneider Electric SE	1.9
Lloyds Banking Group PLC	1.8
SK Hynix Inc	1.8
CaixaBank SA	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915701.101    735-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class I : FDVIX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.84%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Industrials	23.6
Information Technology	15.6
Health Care	7.9
Materials	7.6
Consumer Discretionary	6.7
Energy	4.2
Consumer Staples	3.1
Utilities	2.2
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 15.1
United States - 10.6
Germany - 8.8
Spain - 5.0
France - 4.9
Italy - 4.4
Netherlands - 4.2
Canada - 3.9
Others - 22.9

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV depository receipt	3.3
Banco Santander SA	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Rolls-Royce Holdings PLC	2.1
Shell PLC	1.9
Siemens Energy AG	1.9
Schneider Electric SE	1.9
Lloyds Banking Group PLC	1.8
SK Hynix Inc	1.8
CaixaBank SA	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915700.101    734-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class C : FADCX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 96	1.84%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Industrials	23.6
Information Technology	15.6
Health Care	7.9
Materials	7.6
Consumer Discretionary	6.7
Energy	4.2
Consumer Staples	3.1
Utilities	2.2
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 15.1
United States - 10.6
Germany - 8.8
Spain - 5.0
France - 4.9
Italy - 4.4
Netherlands - 4.2
Canada - 3.9
Others - 22.9

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV depository receipt	3.3
Banco Santander SA	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Rolls-Royce Holdings PLC	2.1
Shell PLC	1.9
Siemens Energy AG	1.9
Schneider Electric SE	1.9
Lloyds Banking Group PLC	1.8
SK Hynix Inc	1.8
CaixaBank SA	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915699.101    733-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® Diversified International Fund Fidelity Advisor® Diversified International Fund Class A : FDVAX

This semi-annual shareholder report contains information about Fidelity Advisor® Diversified International Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 57	1.09%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$1,724,046,590
Number of Holdings	152
Portfolio Turnover	49%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Financials	26.1
Industrials	23.6
Information Technology	15.6
Health Care	7.9
Materials	7.6
Consumer Discretionary	6.7
Energy	4.2
Consumer Staples	3.1
Utilities	2.2
Communication Services	0.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.9
Preferred Stocks - 0.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.2
United Kingdom - 15.1
United States - 10.6
Germany - 8.8
Spain - 5.0
France - 4.9
Italy - 4.4
Netherlands - 4.2
Canada - 3.9
Others - 22.9

TOP HOLDINGS (% of Fund's net assets)
ASML Holding NV depository receipt	3.3
Banco Santander SA	2.5
Taiwan Semiconductor Manufacturing Co Ltd ADR	2.4
Rolls-Royce Holdings PLC	2.1
Shell PLC	1.9
Siemens Energy AG	1.9
Schneider Electric SE	1.9
Lloyds Banking Group PLC	1.8
SK Hynix Inc	1.8
CaixaBank SA	1.7
21.3
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915698.101    731-TSRS-0626

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF APRIL 30, 2026
Fidelity Advisor® International Capital Appreciation Fund Fidelity® International Capital Appreciation Fund : FICQX

This semi-annual shareholder report contains information about Fidelity Advisor® International Capital Appreciation Fund for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® International Capital Appreciation Fund	$ 35	0.69%
Key Fund Statistics
(as of April 30, 2026)

KEY FACTS
Fund Size	$16,250,767,968
Number of Holdings	64
Portfolio Turnover	135%
What did the Fund invest in?
(as of April 30, 2026)

MARKET SECTORS (% of Fund's net assets)
Industrials	33.2
Information Technology	27.0
Financials	24.2
Materials	6.7
Consumer Staples	3.2
Consumer Discretionary	2.7
Utilities	1.8
Communication Services	1.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.1
Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 19.8
Japan - 15.8
Taiwan - 6.9
United Kingdom - 6.8
Israel - 6.5
Netherlands - 5.2
Germany - 5.2
India - 3.8
Spain - 3.8
Others - 26.2

TOP HOLDINGS (% of Fund's net assets)
Taiwan Semiconductor Manufacturing Co Ltd	6.9
ASML Holding NV	3.1
SK Hynix Inc	2.5
ASM International NV	2.1
Schneider Electric SE	2.1
Hitachi Ltd	2.1
Siemens Energy AG	2.1
Rolls-Royce Holdings PLC	2.1
Next Vision Stabilized Systems Ltd	2.0
Celestica Inc (United States)	2.0
27.0
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9919123.100    7615-TSRS-0626

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Advisor® International Capital Appreciation Fund

Semi-Annual Report
April 30, 2026
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® International Capital Appreciation Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 100.1%
	Shares	Value ($)
AUSTRIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Erste Group Bank AG	1,923,430	212,531,525
BRAZIL - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Wheaton Precious Metals Corp	1,982,170	250,377,832
CANADA - 3.4%
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Celestica Inc (United States) (a)	793,066	324,831,903
Materials - 1.4%
Metals & Mining - 1.4%
Franco-Nevada Corp	997,884	230,218,197
TOTAL CANADA		555,050,100
CHINA - 1.4%
Industrials - 1.4%
Electrical Equipment - 1.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,525,800	226,508,004
DENMARK - 1.5%
Industrials - 1.5%
Air Freight & Logistics - 1.5%
DSV A/S	998,363	244,371,302
FINLAND - 1.2%
Information Technology - 1.2%
Communications Equipment - 1.2%
Nokia Oyj ADR	15,113,669	195,117,467
FRANCE - 3.2%
Industrials - 3.2%
Aerospace & Defense - 1.7%
Safran SA	845,292	271,434,097
Electrical Equipment - 1.5%
Legrand SA	1,364,940	244,547,603
TOTAL FRANCE		515,981,700
GERMANY - 5.2%
Industrials - 3.9%
Aerospace & Defense - 1.8%
Rheinmetall AG	182,406	290,250,752
Electrical Equipment - 2.1%
Siemens Energy AG	1,604,522	340,058,731
TOTAL INDUSTRIALS		630,309,483
Materials - 1.3%
Construction Materials - 1.3%
Heidelberg Materials AG	986,267	217,613,176
TOTAL GERMANY		847,922,659
INDIA - 3.8%
Communication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Bharti Airtel Ltd	10,743,817	214,776,601
Financials - 1.2%
Banks - 1.2%
ICICI Bank Ltd	14,813,189	198,776,269
Industrials - 1.3%
Transportation Infrastructure - 1.3%
Adani Ports & Special Economic Zone Ltd	12,010,681	211,046,427
TOTAL INDIA		624,599,297
ISRAEL - 6.5%
Financials - 4.5%
Banks - 3.2%
Bank Hapoalim BM	9,865,309	264,424,752
Bank Leumi Le-Israel BM	10,101,640	255,578,089
		520,002,841
Insurance - 1.3%
Harel Insurance Investments & Financial Services Ltd	2,884,953	179,101,484
Phoenix Financial Ltd	533,685	32,099,856
		211,201,340
TOTAL FINANCIALS		731,204,181
Information Technology - 2.0%
Electronic Equipment, Instruments & Components - 2.0%
Next Vision Stabilized Systems Ltd	2,837,375	325,247,736
TOTAL ISRAEL		1,056,451,917
ITALY - 3.4%
Financials - 3.4%
Banks - 3.4%
Intesa Sanpaolo SpA	42,161,323	286,453,830
UniCredit SpA	3,485,789	269,390,091

TOTAL ITALY		555,843,921
JAPAN - 15.8%
Consumer Staples - 1.4%
Tobacco - 1.4%
Japan Tobacco Inc	5,944,412	221,457,501
Financials - 3.5%
Banks - 3.5%
Mitsubishi UFJ Financial Group Inc	15,873,414	285,131,605
Sumitomo Mitsui Financial Group Inc	8,056,234	284,458,002
TOTAL FINANCIALS		569,589,607
Industrials - 6.3%
Electrical Equipment - 1.4%
Fujikura Ltd	5,877,035	226,753,640
Industrial Conglomerates - 2.1%
Hitachi Ltd	10,771,194	342,506,186
Machinery - 2.8%
Kawasaki Heavy Industries Ltd	9,833,789	202,167,092
Mitsubishi Heavy Industries Ltd	8,618,525	257,227,620
		459,394,712
TOTAL INDUSTRIALS		1,028,654,538
Information Technology - 4.6%
Semiconductors & Semiconductor Equipment - 4.6%
Advantest Corp	1,461,114	272,817,117
Disco Corp	530,996	252,638,602
Tokyo Electron Ltd	755,372	222,595,155
TOTAL INFORMATION TECHNOLOGY		748,050,874
TOTAL JAPAN		2,567,752,520
KOREA (SOUTH) - 2.5%
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
SK Hynix Inc	446,960	401,143,467
MEXICO - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
Grupo Aeroportuario del Pacifico SAB de CV Series B	6,847,198	171,766,931
NETHERLANDS - 5.2%
Information Technology - 5.2%
Semiconductors & Semiconductor Equipment - 5.2%
ASM International NV	362,019	352,908,319
ASML Holding NV	344,090	497,398,020

TOTAL NETHERLANDS		850,306,339
SPAIN - 3.8%
Financials - 2.0%
Banks - 2.0%
Banco Santander SA	26,239,603	319,663,623
Utilities - 1.8%
Electric Utilities - 1.8%
Iberdrola SA	12,863,740	301,580,471
TOTAL SPAIN		621,244,094
SWEDEN - 1.2%
Industrials - 1.2%
Building Products - 1.2%
Assa Abloy AB B Shares	5,155,180	196,207,008
SWITZERLAND - 3.4%
Financials - 3.4%
Capital Markets - 1.8%
UBS Group AG	6,752,263	298,141,772
Insurance - 1.6%
Zurich Insurance Group AG	366,898	255,808,731
TOTAL SWITZERLAND		553,950,503
TAIWAN - 6.9%
Information Technology - 6.9%
Semiconductors & Semiconductor Equipment - 6.9%
Taiwan Semiconductor Manufacturing Co Ltd	16,017,456	1,115,499,980
UNITED ARAB EMIRATES - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
Salik Co PJSC	115,025,322	175,367,347
UNITED KINGDOM - 6.8%
Consumer Staples - 1.8%
Tobacco - 1.8%
British American Tobacco PLC	5,100,911	300,417,287
Financials - 1.2%
Insurance - 1.2%
Aviva PLC	23,546,624	199,808,103
Industrials - 3.8%
Aerospace & Defense - 3.8%
BAE Systems PLC	9,841,993	273,740,868
Rolls-Royce Holdings PLC	21,032,087	338,439,094
TOTAL INDUSTRIALS		612,179,962
TOTAL UNITED KINGDOM		1,112,405,352
UNITED STATES - 19.9%
Consumer Discretionary - 2.7%
Hotels, Restaurants & Leisure - 2.7%
Hilton Worldwide Holdings Inc	605,836	196,333,272
InterContinental Hotels Group PLC	1,669,625	238,923,338
TOTAL CONSUMER DISCRETIONARY		435,256,610
Financials - 3.7%
Capital Markets - 1.3%
Moody's Corp	448,321	207,057,054
Financial Services - 2.4%
Mastercard Inc Class A	375,287	188,739,338
Visa Inc Class A	614,451	202,670,518
		391,409,856
TOTAL FINANCIALS		598,466,910
Industrials - 8.4%
Aerospace & Defense - 1.2%
HEICO Corp (b)	721,123	194,645,520
Building Products - 1.3%
Trane Technologies PLC	414,158	203,989,381
Commercial Services & Supplies - 1.2%
Waste Connections Inc	1,231,677	202,893,250
Construction & Engineering - 1.3%
Ferrovial SE	3,034,925	208,159,758
Electrical Equipment - 3.4%
Eaton Corp PLC (b)	479,312	207,546,889
Schneider Electric SE	1,081,683	344,201,074
		551,747,963
TOTAL INDUSTRIALS		1,361,435,872
Information Technology - 2.6%
Software - 2.6%
Cadence Design Systems Inc (a)	779,152	256,800,708
Synopsys Inc (a)	338,874	163,540,592
TOTAL INFORMATION TECHNOLOGY		420,341,300
Materials - 2.5%
Construction Materials - 2.5%
CRH PLC	1,514,599	179,358,813
Holcim AG	2,383,494	221,489,585
TOTAL MATERIALS		400,848,398
TOTAL UNITED STATES		3,216,349,090
TOTAL COMMON STOCKS (Cost $12,260,304,471)		16,266,748,355

Money Market Funds - 0.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	37	36
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	2,181,605	2,181,824
TOTAL MONEY MARKET FUNDS (Cost $2,181,860)			2,181,860

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $12,262,486,331)	16,268,930,215
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(18,162,247)
NET ASSETS - 100.0%	16,250,767,968

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	240,908,363	2,682,427,516	2,923,334,277	2,371,518	(1,566)	-	36	37	0.0%
Fidelity Securities Lending Cash Central Fund	27,394,948	726,481,276	751,697,424	416,484	3,024	-	2,181,824	2,181,605	0.0%
Total	268,303,311	3,408,908,792	3,675,031,701	2,788,002	1,458	-	2,181,860

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	214,776,601	-	214,776,601	-
Consumer Discretionary	435,256,610	435,256,610	-	-
Consumer Staples	521,874,788	-	521,874,788	-
Financials	3,939,834,642	2,147,284,589	1,792,550,053	-
Industrials	5,373,828,574	2,435,256,869	2,938,571,705	-
Information Technology	4,380,539,066	1,618,446,725	2,762,092,341	-
Materials	1,099,057,603	659,954,842	439,102,761	-
Utilities	301,580,471	-	301,580,471	-

Money Market Funds	2,181,860	2,181,860	-	-
Total Investments in Securities:	16,268,930,215	7,298,381,495	8,970,548,720	-
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,195,076) - See accompanying schedule:
Unaffiliated issuers (cost $12,260,304,471)	$16,266,748,355
Fidelity Central Funds (cost $2,181,860)	2,181,860

Total Investment in Securities (cost $12,262,486,331)		$16,268,930,215
Foreign currency held at value (cost $5,822,035)		5,824,541
Receivable for investments sold		413,007,842
Receivable for fund shares sold		10,371,642
Dividends receivable		41,272,850
Reclaims receivable		26,771,692
Distributions receivable from Fidelity Central Funds		495,112
Prepaid expenses		4,124
Other receivables		60,043,751
Total assets		16,826,721,769
Liabilities
Payable for investments purchased	$420,335,830
Payable for fund shares redeemed	21,764,092
Accrued management fee	8,256,449
Distribution and service plan fees payable	352,573
Notes payable to affiliates	106,170,000
Other payables and accrued expenses	16,896,057
Collateral on securities loaned	2,178,800
Total liabilities		575,953,801
Net Assets		$16,250,767,968
Net Assets consist of:
Paid in capital		$11,828,988,674
Total accumulated earnings (loss)		4,421,779,294
Net Assets		$16,250,767,968

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($862,142,354 ÷ 24,793,091 shares)(a)		$34.77
Maximum offering price per share (100/94.25 of $34.77)		$36.89
Class M :
Net Asset Value and redemption price per share ($241,349,845 ÷ 7,191,954 shares)(a)		$33.56
Maximum offering price per share (100/96.50 of $33.56)		$34.78
Class C :
Net Asset Value and offering price per share ($96,080,310 ÷ 3,304,116 shares)(a)		$29.08
International Capital Appreciation :
Net Asset Value, offering price and redemption price per share ($4,102,474,820 ÷ 109,415,946 shares)		$37.49
Class I :
Net Asset Value, offering price and redemption price per share ($7,563,112,079 ÷ 200,757,736 shares)		$37.67
Class Z :
Net Asset Value, offering price and redemption price per share ($3,385,608,560 ÷ 89,613,517 shares)		$37.78
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$127,689,634
Income from Fidelity Central Funds (including $416,484 from security lending)		2,788,002
Security lending		33
Income before foreign taxes withheld		$130,477,669
Less foreign taxes withheld		(12,172,282)
Total income		118,305,387
Expenses
Management fee
Basic fee	$59,345,250
Performance adjustment	(5,790,234)
Distribution and service plan fees	2,092,985
Custodian fees and expenses	1,045,580
Independent trustees' fees and expenses	25,220
Registration fees	456,378
Audit fees	83,852
Legal	9,050
Interest	535,618
Miscellaneous	22,519
Total expenses before reductions	57,826,218
Expense reductions	(4,750)
Total expenses after reductions		57,821,468
Net Investment income (loss)		60,483,919
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $5,764,521)	491,565,707
Fidelity Central Funds	1,458
Foreign currency transactions	1,970,895
Total net realized gain (loss)		493,538,060
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $28,366,162)	175,313,071
Assets and liabilities in foreign currencies	21,763
Total change in net unrealized appreciation (depreciation)		175,334,834
Net gain (loss)		668,872,894
Net increase (decrease) in net assets resulting from operations		$729,356,813
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,483,919	$55,579,289
Net realized gain (loss)	493,538,060	1,052,574,988
Change in net unrealized appreciation (depreciation)	175,334,834	450,105,085
Net increase (decrease) in net assets resulting from operations	729,356,813	1,558,259,362
Distributions to shareholders	(849,943,574)	(63,613,346)

Share transactions - net increase (decrease)	334,016,964	5,828,661,665
Total increase (decrease) in net assets	213,430,203	7,323,307,681

Net Assets
Beginning of period	16,037,337,765	8,714,030,084
End of period	$16,250,767,968	$16,037,337,765

Financial Highlights
Fidelity Advisor® International Capital Appreciation Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$35.17	$30.27	$23.51	$20.33	$30.72	$24.14
Income from Investment Operations
Net investment income (loss) A,B	.08	.09	.06	.06	(.04)	(.09)
Net realized and unrealized gain (loss)	1.41	4.98	6.74	3.12	(9.21)	6.67
Total from investment operations	1.49	5.07	6.80	3.18	(9.25)	6.58
Distributions from net investment income	(.15)	(.16)	(.04)	-	-	-
Distributions from net realized gain	(1.74)	(.01)	-	-	(1.14)	-
Total distributions	(1.89)	(.17)	(.04)	-	(1.14)	-
Net asset value, end of period	$34.77	$35.17	$30.27	$23.51	$20.33	$30.72
Total Return C,D,E	4.56%	16.81%	28.97%	15.64%	(31.18)%	27.26%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.98% H	1.14%	1.14%	1.06%	1.24%	1.23%
Expenses net of fee waivers, if any	.98 % H	1.14%	1.14%	1.06%	1.24%	1.23%
Expenses net of all reductions, if any	.98% H	1.14%	1.14%	1.06%	1.24%	1.23%
Net investment income (loss)	.50% H	.27%	.19%	.23%	(.18)%	(.30)%
Supplemental Data
Net assets, end of period (000 omitted)	$862,142	$792,246	$643,559	$464,374	$400,112	$592,640
Portfolio turnover rate I	135 % H	96% J	63%	80%	110% K	128%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$33.97	$29.26	$22.74	$19.71	$29.82	$23.49
Income from Investment Operations
Net investment income (loss) A,B	.04	- C	(.02)	(.01)	(.10)	(.15)
Net realized and unrealized gain (loss)	1.36	4.82	6.54	3.04	(8.95)	6.48
Total from investment operations	1.40	4.82	6.52	3.03	(9.05)	6.33
Distributions from net investment income	(.07)	(.10)	-	-	-	-
Distributions from net realized gain	(1.74)	(.01)	-	-	(1.06)	-
Total distributions	(1.81)	(.11)	-	-	(1.06)	-
Net asset value, end of period	$33.56	$33.97	$29.26	$22.74	$19.71	$29.82
Total Return D,E,F	4.44%	16.50%	28.67%	15.37%	(31.39)%	26.95%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.23% I	1.39%	1.39%	1.31%	1.49%	1.49%
Expenses net of fee waivers, if any	1.23 % I	1.39%	1.39%	1.31%	1.49%	1.48%
Expenses net of all reductions, if any	1.23% I	1.39%	1.39%	1.31%	1.49%	1.48%
Net investment income (loss)	.25% I	.02%	(.06)%	(.02)%	(.43)%	(.55)%
Supplemental Data
Net assets, end of period (000 omitted)	$241,350	$229,326	$192,004	$149,358	$126,232	$191,997
Portfolio turnover rate J	135 % I	96% K	63%	80%	110% L	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.68	$25.61	$20.00	$17.43	$26.58	$21.04
Income from Investment Operations
Net investment income (loss) A,B	(.04)	(.14)	(.14)	(.11)	(.20)	(.26)
Net realized and unrealized gain (loss)	1.18	4.22	5.75	2.68	(7.92)	5.80
Total from investment operations	1.14	4.08	5.61	2.57	(8.12)	5.54
Distributions from net realized gain	(1.74)	(.01)	-	-	(1.03)	-
Total distributions	(1.74)	(.01)	-	-	(1.03)	-
Net asset value, end of period	$29.08	$29.68	$25.61	$20.00	$17.43	$26.58
Total Return C,D,E	4.19%	15.92%	28.05%	14.74%	(31.70)%	26.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.73% H	1.89%	1.90%	1.81%	1.99%	1.98%
Expenses net of fee waivers, if any	1.73 % H	1.89%	1.89%	1.81%	1.99%	1.98%
Expenses net of all reductions, if any	1.73% H	1.89%	1.89%	1.81%	1.99%	1.98%
Net investment income (loss)	(.25)% H	(.50)%	(.56)%	(.52)%	(.93)%	(1.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$96,080	$102,417	$105,449	$96,072	$97,124	$169,018
Portfolio turnover rate I	135 % H	96% J	63%	80%	110% K	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® International Capital Appreciation Fund

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$37.97	$38.05
Income from Investment Operations
Net investment income (loss) B,C	.14	.03
Net realized and unrealized gain (loss)	1.51	(.10) D
Total from investment operations	1.65	(.07)
Distributions from net investment income	(.39)	-
Distributions from net realized gain	(1.74)	(.01)
Total distributions	(2.13)	(.01)
Net asset value, end of period	$37.49	$37.97
Total Return E,F	4.70%	(.19)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.69% I	.83% I
Expenses net of fee waivers, if any	.69 % I	.83% I
Expenses net of all reductions, if any	.69% I	.83% I
Net investment income (loss)	.79% I	.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$4,102,475	$4,226,409
Portfolio turnover rate J	135 % I	96% K

AFor the period July 17, 2025 (commencement of sale of shares) through October 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor® International Capital Appreciation Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$37.96	$32.64	$25.33	$21.85	$32.92	$25.83
Income from Investment Operations
Net investment income (loss) A,B	.14	.19	.14	.13	.02	(.01)
Net realized and unrealized gain (loss)	1.52	5.36	7.28	3.35	(9.88)	7.13
Total from investment operations	1.66	5.55	7.42	3.48	(9.86)	7.12
Distributions from net investment income	(.21)	(.22)	(.11)	-	-	(.03)
Distributions from net realized gain	(1.74)	(.01)	-	-	(1.21)	-
Total distributions	(1.95)	(.23)	(.11)	-	(1.21)	(.03)
Net asset value, end of period	$37.67	$37.96	$32.64	$25.33	$21.85	$32.92
Total Return C,D	4.69%	17.10%	29.34%	15.93%	(31.01)%	27.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.73% G	.89%	.89%	.80%	.98%	.97%
Expenses net of fee waivers, if any	.73 % G	.89%	.88%	.79%	.97%	.97%
Expenses net of all reductions, if any	.73% G	.89%	.88%	.79%	.97%	.97%
Net investment income (loss)	.75% G	.53%	.45%	.49%	.08%	(.04)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,563,112	$7,459,674	$5,528,021	$3,758,357	$3,228,604	$6,128,293
Portfolio turnover rate H	135 % G	96% I	63%	80%	110% J	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® International Capital Appreciation Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.09	$32.76	$25.43	$21.90	$32.99	$25.88
Income from Investment Operations
Net investment income (loss) A,B	.16	.23	.18	.16	.06	.03
Net realized and unrealized gain (loss)	1.53	5.38	7.29	3.37	(9.91)	7.14
Total from investment operations	1.69	5.61	7.47	3.53	(9.85)	7.17
Distributions from net investment income	(.26)	(.27)	(.14)	-	-	(.06)
Distributions from net realized gain	(1.74)	(.01)	-	-	(1.24)	-
Total distributions	(2.00)	(.28)	(.14)	-	(1.24)	(.06)
Net asset value, end of period	$37.78	$38.09	$32.76	$25.43	$21.90	$32.99
Total Return C,D	4.77%	17.23%	29.44%	16.12%	(30.93)%	27.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.62% G	.78%	.76%	.67%	.85%	.85%
Expenses net of fee waivers, if any	.62 % G	.78%	.76%	.67%	.85%	.85%
Expenses net of all reductions, if any	.62% G	.78%	.76%	.67%	.85%	.85%
Net investment income (loss)	.86% G	.64%	.57%	.62%	.21%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,385,609	$3,227,266	$2,244,997	$1,251,587	$893,180	$1,845,967
Portfolio turnover rate H	135 % G	96% I	63%	80%	110% J	128%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Advisor International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, International Capital Appreciation, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable. The Fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union (EU) countries. These additional filings are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized for EU reclaims is included with other reclaims in the Statement of Operations in foreign taxes withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,216,903,795
Gross unrealized depreciation	(219,589,707)
Net unrealized appreciation (depreciation)	$3,997,314,088
Tax cost	$12,271,616,127
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor International Capital Appreciation Fund	10,751,480,899	11,024,522,795
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.85
Class C	.85
International Capital Appreciation	.83
Class I	.84
Class Z	.71

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.78
Class M	.78
Class C	.78
International Capital Appreciation	.73
Class I	.78
Class Z	.66

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor International Capital Appreciation Fund	MSCI All Country World ex USA Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ±.20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was (.07)%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	-%	.25%	1,020,195	60,331
Class M	.25%	.25%	580,906	6,478
Class C	.75%	.25%	491,884	78,488
			2,092,985	145,297

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	127,272
Class M	4,112
Class CA	49
131,433

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	8,822

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans, including accrued interest, at period end are presented as Notes payable to affiliates in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor International Capital Appreciation Fund	Borrower	83,408,169	3.92%	535,618

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor International Capital Appreciation Fund	358,469,546	634,619,445	48,139,102
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	10,116
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor International Capital Appreciation Fund	44,241	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor International Capital Appreciation Fund	1,920,092
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $4,750. During the period, transfer agent credits reduced each class' expenses as noted in the table below.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025A
Fidelity Advisor International Capital Appreciation Fund
Distributions to shareholders
Class A	$42,955,181	$3,461,169
Class M	12,256,476	689,327
Class C	5,946,997	21,375
International Capital Appreciation	232,261,065	655,597
Class I	382,812,172	39,343,642
Class Z	173,711,683	19,442,236
Total	$849,943,574	$63,613,346

A Distributions for International Capital Appreciation are for the period July 17, 2025 (commencement of sale of shares) through October 31, 2025.
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025A	Six months ended April 30, 2026	Year ended October 31, 2025A
Fidelity Advisor International Capital Appreciation Fund
Class A
Shares sold	3,242,292	5,691,528	$110,160,718	$186,882,643
Reinvestment of distributions	1,244,865	106,421	40,744,446	3,287,910
Shares redeemed	(2,220,444)	(4,532,253)	(75,105,549)	(145,760,918)
Net increase (decrease)	2,266,713	1,265,696	$75,799,615	$44,409,635
Class M
Shares sold	487,535	1,046,127	$15,929,435	$33,189,576
Reinvestment of distributions	385,176	22,899	12,179,255	686,518
Shares redeemed	(431,761)	(881,098)	(14,090,095)	(27,498,182)
Net increase (decrease)	440,950	187,928	$14,018,595	$6,377,912
Class C
Shares sold	325,231	612,348	$9,275,939	$17,152,250
Reinvestment of distributions	207,561	691	5,697,557	20,443
Shares redeemed	(679,179)	(1,280,600)	(19,277,479)	(35,132,486)
Net increase (decrease)	(146,387)	(667,561)	$(4,303,983)	$(17,959,793)
International Capital Appreciation
Shares sold	11,467,240	9,343,885	$416,056,718	$354,809,396
Issued in exchange for the shares of the Acquired Fund(s)	-	110,447,900	-	4,222,426,502
Reinvestment of distributions	5,150,605	13,554	181,558,843	512,460
Shares redeemed	(18,522,497)	(8,484,741)	(673,094,846)	(320,748,316)
Net increase (decrease)	(1,904,652)	111,320,598	$(75,479,285)	$4,257,000,042
Class I
Shares sold	29,332,744	75,330,303	$1,078,820,696	$2,640,317,243
Reinvestment of distributions	9,060,396	1,000,531	321,009,830	33,257,971
Shares redeemed	(34,161,484)	(49,182,891)	(1,250,859,775)	(1,716,179,835)
Net increase (decrease)	4,231,656	27,147,943	$148,970,751	$957,395,379
Class Z
Shares sold	15,273,597	35,722,807	$561,602,666	$1,266,954,948
Reinvestment of distributions	3,816,342	463,784	135,518,286	15,444,838
Shares redeemed	(14,198,852)	(19,991,714)	(522,109,681)	(700,961,296)
Net increase (decrease)	4,891,087	16,194,877	$175,011,271	$581,438,490

A Share transactions for International Capital Appreciation are for the period July 17, 2025 (commencement of sale of shares) through October 31, 2025.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
13. Prior Fiscal Year Reorganization Information.
On July 25, 2025, the Fund acquired all of the assets and assumed all of the liabilities of Fidelity International Capital Appreciation Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by the Fund. In addition, the Board approved the creation of additional classes of shares that commenced sale of shares on July 17, 2025. The acquisition was accomplished by an exchange of each class of the Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of the Fund's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity International Capital Appreciation Fund	4,207,861,988	1,145,728,002	4,222,426,502	142,036,660	0.7776013602

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Advisor International Capital Appreciation Fund	11,437,685,893	15,660,112,395

Pro forma results of operations of the combined entity for the entire period ended October 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$82,391,073
Total net realized gain (loss)	1,451,080,677
Total change in net unrealized appreciation (depreciation)	644,500,194
Net increase (decrease) in net assets resulting from operations	$2,177,971,944

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations since July 25, 2025.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703428.128
AICAP-SANN-0626
Fidelity Advisor® Global Capital Appreciation Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Global Capital Appreciation Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 95.8%
	Shares	Value ($)
AUSTRALIA - 0.8%
Industrials - 0.8%
Aerospace & Defense - 0.8%
DroneShield Ltd (a)(b)	540,115	1,407,971
BRAZIL - 0.7%
Financials - 0.7%
Banks - 0.7%
NU Holdings Ltd/Cayman Islands Class A (b)	84,100	1,217,767
CANADA - 1.6%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Canadian Natural Resources Ltd (United States)	57,800	2,756,482
CHINA - 3.5%
Communication Services - 1.3%
Interactive Media & Services - 1.3%
Tencent Holdings Ltd	38,600	2,344,265
Consumer Discretionary - 0.5%
Automobiles - 0.5%
BYD Co Ltd H Shares	66,900	889,915
Industrials - 1.7%
Electrical Equipment - 1.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	46,610	2,994,367
TOTAL CHINA		6,228,547
DENMARK - 1.2%
Industrials - 1.2%
Air Freight & Logistics - 1.2%
DSV A/S	8,400	2,056,085
GERMANY - 2.4%
Industrials - 2.4%
Aerospace & Defense - 0.9%
Rheinmetall AG	950	1,511,673
Electrical Equipment - 1.5%
Siemens Energy AG	12,900	2,733,997
TOTAL GERMANY		4,245,670
ITALY - 1.2%
Financials - 1.2%
Banks - 1.2%
UniCredit SpA	28,200	2,179,363
JAPAN - 4.4%
Consumer Discretionary - 1.6%
Household Durables - 1.6%
Panasonic Holdings Corp	138,800	2,839,266
Industrials - 0.9%
Industrial Conglomerates - 0.9%
Hitachi Ltd	52,500	1,669,413
Information Technology - 1.9%
Semiconductors & Semiconductor Equipment - 1.9%
Renesas Electronics Corp	111,600	2,256,848
Rohm Co Ltd	43,200	934,631
TOTAL INFORMATION TECHNOLOGY		3,191,479
TOTAL JAPAN		7,700,158
KOREA (SOUTH) - 4.4%
Information Technology - 4.4%
Semiconductors & Semiconductor Equipment - 4.4%
SK Hynix Inc	8,620	7,736,390
NETHERLANDS - 1.6%
Information Technology - 1.6%
Semiconductors & Semiconductor Equipment - 1.6%
ASML Holding NV	1,900	2,746,538
SPAIN - 2.1%
Financials - 2.1%
Banks - 2.1%
Banco Santander SA	304,200	3,705,913
SWEDEN - 1.0%
Industrials - 1.0%
Trading Companies & Distributors - 1.0%
Bergman & Beving AB B Shares	50,443	1,707,339
TAIWAN - 4.7%
Information Technology - 4.7%
Semiconductors & Semiconductor Equipment - 4.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	21,100	8,356,866
UNITED KINGDOM - 2.9%
Financials - 2.1%
Banks - 2.1%
Lloyds Banking Group PLC	2,565,900	3,487,836
Starling Bank Ltd (d)(e)	72,300	215,457
TOTAL FINANCIALS		3,703,293
Health Care - 0.8%
Pharmaceuticals - 0.8%
GSK PLC ADR	27,700	1,448,987
TOTAL UNITED KINGDOM		5,152,280
UNITED STATES - 63.3%
Communication Services - 7.5%
Entertainment - 0.6%
Netflix Inc (b)	12,700	1,188,847
Interactive Media & Services - 6.9%
Alphabet Inc Class A	23,300	8,965,840
Meta Platforms Inc Class A	5,100	3,120,741
		12,086,581
TOTAL COMMUNICATION SERVICES		13,275,428
Consumer Discretionary - 4.6%
Broadline Retail - 3.7%
Amazon.com Inc (b)	24,500	6,493,970
Specialty Retail - 0.9%
TJX Cos Inc/The	10,000	1,567,500
TOTAL CONSUMER DISCRETIONARY		8,061,470
Consumer Staples - 1.3%
Beverages - 1.3%
Coca-Cola Co/The	31,100	2,449,436
Energy - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Diamondback Energy Inc	8,500	1,747,855
Exxon Mobil Corp	24,200	3,734,786
TOTAL ENERGY		5,482,641
Financials - 9.0%
Banks - 3.3%
JPMorgan Chase & Co	11,000	3,445,530
Wells Fargo & Co	29,800	2,450,454
		5,895,984
Capital Markets - 2.3%
Bank of New York Mellon Corp/The	12,600	1,693,062
Charles Schwab Corp/The	26,500	2,428,460
		4,121,522
Consumer Finance - 1.2%
American Express Co	6,300	2,035,215
Financial Services - 1.0%
Mastercard Inc Class A	3,400	1,709,928
Insurance - 1.2%
Arthur J Gallagher & Co	10,600	2,187,840
TOTAL FINANCIALS		15,950,489
Health Care - 4.2%
Biotechnology - 1.3%
Gilead Sciences Inc	18,300	2,394,372
Health Care Equipment & Supplies - 1.5%
Medline Inc Class A (c)	57,700	2,565,919
Pharmaceuticals - 1.4%
Eli Lilly & Co	2,700	2,523,420
TOTAL HEALTH CARE		7,483,711
Industrials - 8.6%
Aerospace & Defense - 2.0%
Boeing Co (b)	15,600	3,572,868
Construction & Engineering - 3.2%
Construction Partners Inc Class A (b)	14,200	1,755,972
EMCOR Group Inc	4,400	3,923,348
		5,679,320
Machinery - 3.4%
Allison Transmission Holdings Inc	13,200	1,773,420
Westinghouse Air Brake Technologies Corp	15,200	4,102,328
		5,875,748
TOTAL INDUSTRIALS		15,127,936
Information Technology - 23.3%
Electronic Equipment, Instruments & Components - 5.0%
Amphenol Corp Class A	34,600	5,095,542
Corning Inc	22,500	3,695,400
		8,790,942
Semiconductors & Semiconductor Equipment - 9.5%
Broadcom Inc	9,600	4,007,328
NVIDIA Corp	64,050	12,782,459
		16,789,787
Software - 1.9%
Microsoft Corp	8,050	3,282,629
Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc	12,600	3,419,010
Everpure Inc Class A (b)	19,500	1,393,275
Seagate Technology Holdings PLC	6,000	4,041,840
Western Digital Corp	7,600	3,302,352
		12,156,477
TOTAL INFORMATION TECHNOLOGY		41,019,835
Materials - 1.7%
Construction Materials - 1.7%
CRH PLC	24,600	2,913,132
TOTAL UNITED STATES		111,764,078
TOTAL COMMON STOCKS (Cost $105,636,725)		168,961,447

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Valsoft Corp Series A-1.2 (b)(d)(e)	7	62,385
Valsoft Corp Series A-1.3 (b)(d)(e)	3	26,736
Valsoft Corp Series A-1.4 (b)(d)(e)	3	26,736

TOTAL CANADA		115,857
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (b)(d)(e)	50,623	639,369
Wasabi Holdings Inc Series D1 (d)(e)	2,130	38,723

TOTAL UNITED STATES		678,092
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $741,541)		793,949

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	6,622,090	6,623,414
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	2,562,944	2,563,200
TOTAL MONEY MARKET FUNDS (Cost $9,186,614)			9,186,614

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $115,564,880)	178,942,010
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(2,515,116)
NET ASSETS - 100.0%	176,426,894

Legend

(a)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,407,971 or 0.8% of net assets.

(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,009,406 or 0.6% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd	6/18/2021 - 4/5/2022	138,336

Valsoft Corp Series A-1.2	3/14/2025	81,996

Valsoft Corp Series A-1.3	3/17/2025	29,781

Valsoft Corp Series A-1.4	3/17/2025	39,484

Wasabi Holdings Inc Series C	3/31/2021 - 4/30/2021	549,999

Wasabi Holdings Inc Series D1	11/14/2025	40,281

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,062,796	46,286,058	45,725,295	127,181	(145)	-	6,623,414	6,622,090	0.0%
Fidelity Securities Lending Cash Central Fund	-	17,094,038	14,530,652	804	(186)	-	2,563,200	2,562,944	0.0%
Total	6,062,796	63,380,096	60,255,947	127,985	(331)	-	9,186,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	15,619,693	13,275,428	2,344,265	-
Consumer Discretionary	11,790,651	8,061,470	3,729,181	-
Consumer Staples	2,449,436	2,449,436	-	-
Energy	8,239,123	8,239,123	-	-
Financials	26,756,825	20,874,169	5,667,199	215,457
Health Care	8,932,698	8,932,698	-	-
Industrials	29,208,781	23,137,030	6,071,751	-
Information Technology	63,051,108	49,376,701	13,674,407	-
Materials	2,913,132	2,913,132	-	-

Convertible Preferred Stocks
Information Technology	793,949	-	-	793,949

Money Market Funds	9,186,614	9,186,614	-	-
Total Investments in Securities:	178,942,010	146,445,801	31,486,803	1,009,406
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,561,472) - See accompanying schedule:
Unaffiliated issuers (cost $106,378,266)	$169,755,396
Fidelity Central Funds (cost $9,186,614)	9,186,614

Total Investment in Securities (cost $115,564,880)		$178,942,010
Foreign currency held at value (cost $263)		267
Receivable for fund shares sold		8,521
Dividends receivable		213,921
Distributions receivable from Fidelity Central Funds		14,404
Prepaid expenses		41
Receivable from investment adviser for expense reductions		4,743
Other receivables		39,241
Total assets		179,223,148
Liabilities
Payable for fund shares redeemed	$27,930
Accrued management fee	140,658
Distribution and service plan fees payable	28,474
Other payables and accrued expenses	35,992
Collateral on securities loaned	2,563,200
Total liabilities		2,796,254
Net Assets		$176,426,894
Net Assets consist of:
Paid in capital		$101,951,908
Total accumulated earnings (loss)		74,474,986
Net Assets		$176,426,894

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($60,462,255 ÷ 2,123,630 shares)(a)		$28.47
Maximum offering price per share (100/94.25 of $28.47)		$30.21
Class M :
Net Asset Value and redemption price per share ($28,089,422 ÷ 1,078,842 shares)(a)		$26.04
Maximum offering price per share (100/96.50 of $26.04)		$26.98
Class C :
Net Asset Value and offering price per share ($6,316,479 ÷ 300,588 shares)(a)		$21.01
Class I :
Net Asset Value, offering price and redemption price per share ($81,558,738 ÷ 2,604,869 shares)		$31.31
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$835,627
Income from Fidelity Central Funds (including $804 from security lending)		127,985
Income before foreign taxes withheld		$963,612
Less foreign taxes withheld		(53,664)
Total income		909,948
Expenses
Management fee
Basic fee	$689,536
Performance adjustment	133,655
Distribution and service plan fees	168,419
Custodian fees and expenses	3,988
Independent trustees' fees and expenses	258
Registration fees	24,802
Audit fees	39,597
Legal	413
Miscellaneous	228
Total expenses before reductions	1,060,896
Expense reductions	(24,334)
Total expenses after reductions		1,036,562
Net Investment income (loss)		(126,614)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $188,864)	11,516,009
Fidelity Central Funds	(331)
Foreign currency transactions	(19,556)
Total net realized gain (loss)		11,496,122
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $137,478)	(699,823)
Assets and liabilities in foreign currencies	888
Total change in net unrealized appreciation (depreciation)		(698,935)
Net gain (loss)		10,797,187
Net increase (decrease) in net assets resulting from operations		$10,670,573
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(126,614)	$(262,389)
Net realized gain (loss)	11,496,122	15,865,800
Change in net unrealized appreciation (depreciation)	(698,935)	13,526,356
Net increase (decrease) in net assets resulting from operations	10,670,573	29,129,767
Distributions to shareholders	(14,469,951)	(10,270,655)

Share transactions - net increase (decrease)	12,623,165	7,322,457
Total increase (decrease) in net assets	8,823,787	26,181,569

Net Assets
Beginning of period	167,603,107	141,421,538
End of period	$176,426,894	$167,603,107

Financial Highlights
Fidelity Advisor® Global Capital Appreciation Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$29.38	$25.98	$19.50	$16.68	$24.21	$18.53
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.05)	(.04)	.08	(.06)	(.09) C
Net realized and unrealized gain (loss)	1.70	5.28	7.85	2.74	(5.64)	5.77
Total from investment operations	1.67	5.23	7.81	2.82	(5.70)	5.68
Distributions from net investment income	-	-	(.05)	-	-	-
Distributions from net realized gain	(2.58)	(1.83)	(1.27)	-	(1.83)	-
Total distributions	(2.58)	(1.83)	(1.33) D	-	(1.83)	-
Net asset value, end of period	$28.47	$29.38	$25.98	$19.50	$16.68	$24.21
Total Return E,F,G	6.43%	21.16%	42.09%	16.91%	(25.40)%	30.65%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.35% J	1.37%	1.33%	1.22%	1.31%	1.15%
Expenses net of fee waivers, if any	1.30 % J	1.30%	1.30%	1.22%	1.30%	1.15%
Expenses net of all reductions, if any	1.30% J	1.30%	1.30%	1.22%	1.30%	1.15%
Net investment income (loss)	(.20)% J	(.20)%	(.15)%	.42%	(.32)%	(.42)% C
Supplemental Data
Net assets, end of period (000 omitted)	$60,462	$57,406	$52,355	$32,433	$28,069	$40,398
Portfolio turnover rate K	86 % J	71%	47%	39%	42%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.50)%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.13	$24.17	$18.22	$15.63	$22.85	$17.54
Income from Investment Operations
Net investment income (loss) A,B	(.06)	(.11)	(.09)	.03	(.10)	(.14) C
Net realized and unrealized gain (loss)	1.55	4.90	7.31	2.56	(5.29)	5.45
Total from investment operations	1.49	4.79	7.22	2.59	(5.39)	5.31
Distributions from net realized gain	(2.58)	(1.83)	(1.27)	-	(1.83)	-
Total distributions	(2.58)	(1.83)	(1.27)	-	(1.83)	-
Net asset value, end of period	$26.04	$27.13	$24.17	$18.22	$15.63	$22.85
Total Return D,E,F	6.29%	20.90%	41.72%	16.57%	(25.56)%	30.27%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.60% I	1.62%	1.58%	1.47%	1.56%	1.41%
Expenses net of fee waivers, if any	1.55 % I	1.55%	1.55%	1.47%	1.55%	1.41%
Expenses net of all reductions, if any	1.55% I	1.55%	1.55%	1.47%	1.55%	1.41%
Net investment income (loss)	(.45)% I	(.45)%	(.40)%	.18%	(.58)%	(.68)% C
Supplemental Data
Net assets, end of period (000 omitted)	$28,089	$27,086	$23,754	$17,748	$16,273	$22,618
Portfolio turnover rate J	86 % I	71%	47%	39%	42%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.76)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$22.45	$20.40	$15.62	$13.47	$20.04	$15.46
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.19)	(.17)	(.06)	(.17)	(.22) C
Net realized and unrealized gain (loss)	1.24	4.07	6.21	2.21	(4.57)	4.80
Total from investment operations	1.14	3.88	6.04	2.15	(4.74)	4.58
Distributions from net realized gain	(2.58)	(1.83)	(1.26)	-	(1.83)	-
Total distributions	(2.58)	(1.83)	(1.26)	-	(1.83)	-
Net asset value, end of period	$21.01	$22.45	$20.40	$15.62	$13.47	$20.04
Total Return D,E,F	6.02%	20.26%	41.03%	15.96%	(25.94)%	29.62%
Ratios to Average Net Assets B,G,H
Expenses before reductions	2.11% I	2.13%	2.08%	2.01%	2.08%	1.92%
Expenses net of fee waivers, if any	2.05 % I	2.05%	2.05%	2.01%	2.05%	1.92%
Expenses net of all reductions, if any	2.05% I	2.05%	2.05%	2.01%	2.05%	1.92%
Net investment income (loss)	(.95)% I	(.95)%	(.90)%	(.36)%	(1.07)%	(1.19)% C
Supplemental Data
Net assets, end of period (000 omitted)	$6,316	$7,139	$6,464	$4,192	$4,907	$8,044
Portfolio turnover rate J	86 % I	71%	47%	39%	42%	58%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.27)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Global Capital Appreciation Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$32.01	$28.08	$20.99	$17.89	$25.75	$19.65
Income from Investment Operations
Net investment income (loss) A,B	.01	.01	.04	.16	-	(.02) C
Net realized and unrealized gain (loss)	1.87	5.75	8.45	2.94	(6.03)	6.12
Total from investment operations	1.88	5.76	8.49	3.10	(6.03)	6.10
Distributions from net investment income	-	-	(.13)	-	-	-
Distributions from net realized gain	(2.58)	(1.83)	(1.27)	-	(1.83)	-
Total distributions	(2.58)	(1.83)	(1.40)	-	(1.83)	-
Net asset value, end of period	$31.31	$32.01	$28.08	$20.99	$17.89	$25.75
Total Return D,E	6.57%	21.48%	42.47%	17.33%	(25.14)%	31.04%
Ratios to Average Net Assets A,F,G
Expenses before reductions	1.05% H	1.06%	1.01%	.88%	.97%	.82%
Expenses net of fee waivers, if any	1.05 % H	1.05%	1.00%	.88%	.96%	.82%
Expenses net of all reductions, if any	1.05% H	1.05%	1.00%	.88%	.96%	.82%
Net investment income (loss)	.05% H	.05%	.14%	.76%	.01%	(.09)% C
Supplemental Data
Net assets, end of period (000 omitted)	$81,559	$75,972	$58,849	$45,342	$32,058	$49,146
Portfolio turnover rate I	86 % H	71%	47%	39%	42%	58%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.17)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Advisor Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C and Class I shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C and Class I are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, net operating losses and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$65,611,083
Gross unrealized depreciation	(2,253,972)
Net unrealized appreciation (depreciation)	$63,357,111
Tax cost	$115,584,899

The Fund elected to defer to its next fiscal year $218,182 of ordinary losses recognized during the period January 1, 2025 to October 31, 2025.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Global Capital Appreciation Fund	72,734,256	68,363,401

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. The management fee is determined by calculating a basic fee and then applying a performance adjustment. When determining a class's basic fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual basic fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.80

One-twelfth of the basic fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the basic fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.86
Class M	.86
Class C	.86
Class I	.80

The performance adjustment rate is calculated monthly by comparing over the performance period the Fund's performance to that of the performance adjustment index listed below. Returns for certain performance adjustment indexes are adjusted for tax withholding rates applicable to U.S. based mutual funds.

Performance Adjustment Index
Fidelity Advisor Global Capital Appreciation Fund	MSCI All Country World Index

For the purposes of calculating the performance adjustment for the Fund, the Fund's investment performance is based on the performance of Class I. To the extent that other classes of the Fund have higher expenses, this could result in those classes bearing a larger positive performance adjustment and smaller negative performance adjustment than would be the case if each class's own performance were considered. The performance period is the most recent 36 month period. The maximum annualized performance adjustment rate is ± .20% of the Fund's average net assets over the performance period. The performance adjustment rate is divided by twelve and multiplied by the Fund's average net assets over the performance period, and the resulting dollar amount is proportionately added to or subtracted from a class's basic fee. For the reporting period, the total annualized performance adjustment was .16%.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	71,264	2,513
Class M	.25%	.25%	66,430	479
Class C	.75%	.25%	30,725	5,287
			168,419	8,279
Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	11,082
Class M	612
Class CA	22
11,716

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	362

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Global Capital Appreciation Fund	7,796,863	5,097,532	812,015
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Global Capital Appreciation Fund	104
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Global Capital Appreciation Fund	87	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	1.30%	15,297
Class M	1.55%	7,181
Class C	2.05%	1,769
Class I	1.05%	-
		24,247
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $87.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Global Capital Appreciation Fund
Distributions to shareholders
Class A	$5,015,318	$3,678,544
Class M	2,545,106	1,793,510
Class C	739,781	900,720
Class I	6,169,746	3,897,881
Total	$14,469,951	$10,270,655
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Global Capital Appreciation Fund
Class A
Shares sold	176,871	264,790	$4,792,443	$6,910,848
Reinvestment of distributions	187,959	140,669	4,926,416	3,615,183
Shares redeemed	(194,850)	(467,332)	(5,325,342)	(11,813,672)
Net increase (decrease)	169,980	(61,873)	$4,393,517	$(1,287,641)
Class M
Shares sold	24,749	59,065	$623,626	$1,411,740
Reinvestment of distributions	105,785	75,247	2,537,791	1,789,366
Shares redeemed	(50,151)	(118,596)	(1,260,147)	(2,780,197)
Net increase (decrease)	80,383	15,716	$1,901,270	$420,909
Class C
Shares sold	41,507	236,012	$820,403	$4,981,612
Reinvestment of distributions	38,131	45,577	739,737	900,600
Shares redeemed	(97,021)	(280,537)	(1,998,828)	(5,268,406)
Net increase (decrease)	(17,383)	1,052	$(438,688)	$613,806
Class I
Shares sold	210,276	443,880	$6,330,147	$12,313,128
Reinvestment of distributions	203,468	131,334	5,857,855	3,669,472
Shares redeemed	(181,980)	(297,925)	(5,420,936)	(8,407,217)
Net increase (decrease)	231,764	277,289	$6,767,066	$7,575,383

11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.719689.127
AGLO-SANN-0626
Fidelity Advisor® Focused Emerging Markets Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Focused Emerging Markets Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 98.2%
	Shares	Value ($)
ARGENTINA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
YPF SA Class D ADR (b)	269,400	12,166,104
AUSTRALIA - 1.8%
Materials - 1.8%
Metals & Mining - 1.8%
Anglogold Ashanti Plc	2,395,300	224,511,469
BRAZIL - 2.1%
Financials - 1.0%
Banks - 1.0%
Itau Unibanco Holding SA	13,934,731	121,539,851
Materials - 1.1%
Metals & Mining - 1.1%
Vale SA ADR	8,505,820	139,155,215
TOTAL BRAZIL		260,695,066
CHILE - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Antofagasta PLC	2,868,618	138,553,736
CHINA - 24.0%
Communication Services - 5.0%
Interactive Media & Services - 5.0%
Tencent Holdings Ltd	10,321,440	626,844,437
Consumer Discretionary - 4.7%
Automobiles - 1.9%
BYD Co Ltd H Shares	17,593,300	234,029,033
Broadline Retail - 1.6%
Alibaba Group Holding Ltd ADR (a)	1,322,782	174,448,490
PDD Holdings Inc Class A ADR (b)	212,817	21,256,162
		195,704,652
Hotels, Restaurants & Leisure - 0.2%
Shangri-La Asia Ltd	58,492,494	33,270,786
Household Durables - 1.0%
Haier Smart Home Co Ltd A Shares (China)	39,886,816	126,125,828
TOTAL CONSUMER DISCRETIONARY		589,130,299
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
China Petroleum & Chemical Corp H Shares	273,584,000	161,630,642
Financials - 4.7%
Banks - 2.1%
China Construction Bank Corp H Shares	228,139,407	257,523,753
Insurance - 2.6%
China Life Insurance Co Ltd H Shares	65,106,518	240,181,476
PICC Property & Casualty Co Ltd H Shares	46,100,114	83,273,520
		323,454,996
TOTAL FINANCIALS		580,978,749
Health Care - 2.1%
Life Sciences Tools & Services - 1.2%
Wuxi Apptec Co Ltd H Shares (c)(d)	8,291,608	145,666,263
Pharmaceuticals - 0.9%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	24,197,330	115,897,189
TOTAL HEALTH CARE		261,563,452
Industrials - 4.3%
Electrical Equipment - 1.6%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,138,900	201,652,383
Machinery - 2.7%
Sany Heavy Industry Co Ltd A Shares (China)	37,225,100	111,288,014
Shenzhen Inovance Technology Co Ltd A Shares (China)	21,574,474	217,642,950
		328,930,964
TOTAL INDUSTRIALS		530,583,347
Materials - 2.0%
Metals & Mining - 2.0%
Aluminum Corp of China Ltd A Shares (China)	47,789,700	82,552,169
Zijin Mining Group Co Ltd A Shares (China)	33,646,288	165,818,460
TOTAL MATERIALS		248,370,629
TOTAL CHINA		2,999,101,555
GREECE - 2.8%
Financials - 2.8%
Banks - 2.8%
Eurobank SA	34,234,382	147,859,392
National Bank of Greece SA	12,930,406	203,734,726

TOTAL GREECE		351,594,118
HUNGARY - 3.1%
Financials - 1.7%
Banks - 1.7%
OTP Bank Nyrt	1,555,750	208,574,679
Health Care - 1.4%
Pharmaceuticals - 1.4%
Richter Gedeon Nyrt	4,287,811	180,609,114
TOTAL HUNGARY		389,183,793
INDIA - 7.1%
Financials - 2.6%
Banks - 2.6%
ICICI Bank Ltd	8,449,100	113,377,381
State Bank of India	18,468,500	208,905,509
TOTAL FINANCIALS		322,282,890
Industrials - 2.2%
Construction & Engineering - 2.2%
Larsen & Toubro Ltd	6,322,845	268,604,109
Information Technology - 1.5%
IT Services - 1.5%
Tata Consultancy Services Ltd	7,190,200	188,694,921
Materials - 0.8%
Construction Materials - 0.8%
JK Cement Ltd	1,887,500	105,714,001
TOTAL INDIA		885,295,921
INDONESIA - 1.7%
Financials - 1.7%
Banks - 1.7%
Bank Central Asia Tbk PT	641,453,900	217,478,689
JAPAN - 1.3%
Industrials - 1.3%
Machinery - 1.3%
Komatsu Ltd	3,742,324	160,238,827
KOREA (SOUTH) - 11.7%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Hyundai Mobis Co Ltd	411,240	119,701,870
Industrials - 1.5%
Aerospace & Defense - 1.5%
Korea Aerospace Industries Ltd	1,668,120	192,338,036
Information Technology - 9.2%
Technology Hardware, Storage & Peripherals - 9.2%
Samsung Electronics Co Ltd	7,532,081	1,141,519,398
TOTAL KOREA (SOUTH)		1,453,559,304
MALAYSIA - 1.3%
Financials - 1.3%
Banks - 1.3%
CIMB Group Holdings Bhd	81,114,600	156,708,555
MEXICO - 4.8%
Communication Services - 2.1%
Wireless Telecommunication Services - 2.1%
America Movil SAB de CV ADR	9,646,800	256,604,880
Consumer Staples - 2.1%
Beverages - 1.2%
Fomento Economico Mexicano SAB de CV ADR	1,262,771	149,310,043
Consumer Staples Distribution & Retail - 0.9%
Wal-Mart de Mexico SAB de CV Series V	35,626,430	112,313,450
TOTAL CONSUMER STAPLES		261,623,493
Financials - 0.6%
Banks - 0.6%
Grupo Financiero Banorte SAB de CV	7,536,948	81,839,213
TOTAL MEXICO		600,067,586
PERU - 2.0%
Financials - 2.0%
Banks - 2.0%
Credicorp Ltd	763,778	247,593,914
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC ADR (b)(e)	782,000	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (b)(e)	3,242,100	32
TOTAL RUSSIA		40
SAUDI ARABIA - 2.8%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Saudi Arabian Oil Co (c)(d)	25,368,400	187,768,773
Financials - 1.3%
Banks - 1.3%
Al Rajhi Bank	9,050,400	165,419,256
TOTAL SAUDI ARABIA		353,188,029
SOUTH AFRICA - 3.3%
Communication Services - 1.5%
Wireless Telecommunication Services - 1.5%
MTN Group Ltd	14,390,209	180,552,525
Financials - 0.9%
Financial Services - 0.9%
FirstRand Ltd	22,083,223	116,968,499
Materials - 0.9%
Metals & Mining - 0.9%
Impala Platinum Holdings Ltd	7,748,254	108,607,660
TOTAL SOUTH AFRICA		406,128,684
TAIWAN - 22.2%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Eclat Textile Co Ltd	7,690,719	81,965,499
Industrials - 1.0%
Machinery - 1.0%
Hiwin Technologies Corp	12,315,660	123,817,660
Information Technology - 20.5%
Electronic Equipment, Instruments & Components - 4.8%
Delta Electronics Inc	4,971,000	349,702,918
Yageo Corp	24,571,920	251,324,936
		601,027,854
Semiconductors & Semiconductor Equipment - 15.7%
eMemory Technology Inc	1,311,945	166,677,071
MediaTek Inc	6,080,000	509,183,488
Taiwan Semiconductor Manufacturing Co Ltd	18,399,554	1,281,395,881
		1,957,256,440
TOTAL INFORMATION TECHNOLOGY		2,558,284,294
TOTAL TAIWAN		2,764,067,453
TURKEY - 2.7%
Financials - 0.8%
Banks - 0.8%
Yapi ve Kredi Bankasi AS (b)	120,590,000	98,853,122
Industrials - 1.9%
Electrical Equipment - 1.9%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	38,474,969	241,826,970
TOTAL TURKEY		340,680,092
UNITED ARAB EMIRATES - 1.2%
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
Adnoc Gas PLC	160,933,645	147,653,585
UNITED STATES - 1.2%
Energy - 1.2%
Energy Equipment & Services - 1.2%
Tenaris SA ADR (a)	2,313,400	147,826,260
TOTAL COMMON STOCKS (Cost $8,189,902,998)		12,256,292,780

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	267,531,513	267,585,019
Fidelity Securities Lending Cash Central Fund (f)(g)	3.69	30,117,988	30,121,000
TOTAL MONEY MARKET FUNDS (Cost $297,706,019)			297,706,019

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $8,487,609,017)	12,553,998,799
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(78,540,526)
NET ASSETS - 100.0%	12,475,458,273

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $449,332,225 or 3.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $449,332,225 or 3.6% of net assets.

(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	283,468,508	2,034,484,825	2,050,359,854	3,416,123	(8,460)	-	267,585,019	267,531,513	0.4%
Fidelity Securities Lending Cash Central Fund	54,734,200	791,968,431	816,578,057	224,757	(3,574)	-	30,121,000	30,117,988	0.1%
Total	338,202,708	2,826,453,256	2,866,937,911	3,640,880	(12,034)	-	297,706,019

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	1,064,001,842	437,157,405	626,844,437	-
Consumer Discretionary	790,797,668	195,704,652	595,093,016	-
Consumer Staples	261,623,493	261,623,493	-	-
Energy	657,045,372	495,414,722	161,630,642	8
Financials	2,669,831,567	1,392,382,652	1,277,448,883	32
Health Care	442,172,566	180,609,114	261,563,452	-
Industrials	1,517,408,949	241,826,970	1,275,581,979	-
Information Technology	3,888,498,613	-	3,888,498,613	-
Materials	964,912,710	502,220,420	462,692,290	-

Money Market Funds	297,706,019	297,706,019	-	-
Total Investments in Securities:	12,553,998,799	4,004,645,447	8,549,353,312	40
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $103,822,872) - See accompanying schedule:
Unaffiliated issuers (cost $8,189,902,998)	$12,256,292,780
Fidelity Central Funds (cost $297,706,019)	297,706,019

Total Investment in Securities (cost $8,487,609,017)		$12,553,998,799
Foreign currency held at value (cost $2,441,300)		2,439,107
Receivable for investments sold		17,931,981
Receivable for fund shares sold		15,354,776
Dividends receivable		13,602,700
Distributions receivable from Fidelity Central Funds		475,158
Prepaid expenses		2,209
Other receivables		3,721,055
Total assets		12,607,525,785
Liabilities
Payable for investments purchased	$84,548,260
Payable for fund shares redeemed	8,370,030
Accrued management fee	8,331,797
Distribution and service plan fees payable	83,149
Other payables and accrued expenses	613,276
Collateral on securities loaned	30,121,000
Total liabilities		132,067,512
Net Assets		$12,475,458,273
Net Assets consist of:
Paid in capital		$8,124,479,271
Total accumulated earnings (loss)		4,350,979,002
Net Assets		$12,475,458,273

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($243,675,915 ÷ 4,915,392 shares)(a)		$49.57
Maximum offering price per share (100/94.25 of $49.57)		$52.59
Class M :
Net Asset Value and redemption price per share ($44,082,930 ÷ 901,127 shares)(a)		$48.92
Maximum offering price per share (100/96.50 of $48.92)		$50.69
Class C :
Net Asset Value and offering price per share ($19,764,315 ÷ 429,899 shares)(a)		$45.97
Class I :
Net Asset Value, offering price and redemption price per share ($7,664,944,452 ÷ 154,209,695 shares)		$49.70
Class Z :
Net Asset Value, offering price and redemption price per share ($4,502,990,661 ÷ 90,778,314 shares)		$49.60
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$113,197,797
Income from Fidelity Central Funds (including $224,757 from security lending)		3,640,880
Security lending		22,735
Income before foreign taxes withheld		$116,861,412
Less foreign taxes withheld		(11,110,418)
Total income		105,750,994
Expenses
Management fee	$44,252,766
Distribution and service plan fees	474,818
Custodian fees and expenses	1,035,824
Independent trustees' fees and expenses	15,466
Registration fees	219,067
Audit fees	58,409
Legal	5,080
Interest	36,462
Miscellaneous	13,186
Total expenses before reductions	46,111,078
Expense reductions	(29,520)
Total expenses after reductions		46,081,558
Net Investment income (loss)		59,669,436
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $9,289,301)	445,435,982
Fidelity Central Funds	(12,034)
Foreign currency transactions	(2,151,350)
Total net realized gain (loss)		443,272,598
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $14,182,912)	1,396,992,057
Assets and liabilities in foreign currencies	(33,492)
Total change in net unrealized appreciation (depreciation)		1,396,958,565
Net gain (loss)		1,840,231,163
Net increase (decrease) in net assets resulting from operations		$1,899,900,599
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$59,669,436	$133,695,535
Net realized gain (loss)	443,272,598	100,798,510
Change in net unrealized appreciation (depreciation)	1,396,958,565	2,037,215,442
Net increase (decrease) in net assets resulting from operations	1,899,900,599	2,271,709,487
Distributions to shareholders	(155,976,139)	(70,243,035)

Share transactions - net increase (decrease)	1,021,057,510	1,720,978,698
Total increase (decrease) in net assets	2,764,981,970	3,922,445,150

Net Assets
Beginning of period	9,710,476,303	5,788,031,153
End of period	$12,475,458,273	$9,710,476,303

Financial Highlights
Fidelity Advisor® Focused Emerging Markets Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.12	$32.37	$25.58	$22.89	$36.01	$30.73
Income from Investment Operations
Net investment income (loss) A,B	.19	.52	.40	.47 C	.59	.31
Net realized and unrealized gain (loss)	7.82	9.46	6.75	2.42	(12.07)	5.64
Total from investment operations	8.01	9.98	7.15	2.89	(11.48)	5.95
Distributions from net investment income	(.56)	(.23)	(.36)	(.20)	(.52)	(.05)
Distributions from net realized gain	-	-	-	-	(1.12)	(.62)
Total distributions	(.56)	(.23)	(.36)	(.20)	(1.64)	(.67)
Net asset value, end of period	$49.57	$42.12	$32.37	$25.58	$22.89	$36.01
Total Return D,E,F	19.29%	31.06%	28.20%	12.59%	(33.30)%	19.43%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.15% I	1.17%	1.20%	1.33%	1.34%	1.32%
Expenses net of fee waivers, if any	1.15 % I	1.17%	1.20%	1.33%	1.34%	1.32%
Expenses net of all reductions, if any	1.15% I	1.17%	1.20%	1.33%	1.34%	1.32%
Net investment income (loss)	.84% I	1.49%	1.34%	1.72% C	1.99%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$243,676	$200,099	$155,871	$130,156	$117,404	$191,955
Portfolio turnover rate J	54 % I	58% K	46%	33%	63%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.37%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$41.49	$31.98	$25.26	$22.60	$35.56	$30.36
Income from Investment Operations
Net investment income (loss) A,B	.13	.42	.32	.39 C	.50	.20
Net realized and unrealized gain (loss)	7.74	9.33	6.68	2.40	(11.94)	5.58
Total from investment operations	7.87	9.75	7.00	2.79	(11.44)	5.78
Distributions from net investment income	(.44)	(.24)	(.28)	(.13)	(.41)	-
Distributions from net realized gain	-	-	-	-	(1.12)	(.58)
Total distributions	(.44)	(.24)	(.28)	(.13)	(1.52) D	(.58)
Net asset value, end of period	$48.92	$41.49	$31.98	$25.26	$22.60	$35.56
Total Return E,F,G	19.16%	30.71%	27.90%	12.30%	(33.50)%	19.10%
Ratios to Average Net Assets B,H,I
Expenses before reductions	1.40% J	1.42%	1.44%	1.60%	1.62%	1.61%
Expenses net of fee waivers, if any	1.40 % J	1.42%	1.43%	1.60%	1.62%	1.60%
Expenses net of all reductions, if any	1.40% J	1.42%	1.43%	1.59%	1.62%	1.60%
Net investment income (loss)	.59% J	1.24%	1.10%	1.45% C	1.71%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$44,083	$39,028	$32,971	$29,402	$28,497	$48,494
Portfolio turnover rate K	54 % J	58% L	46%	33%	63%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.10%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GTotal returns do not include the effect of the sales charges.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$38.96	$29.98	$23.69	$21.21	$33.42	$28.57
Income from Investment Operations
Net investment income (loss) A,B	.02	.24	.17	.24 C	.33	.01
Net realized and unrealized gain (loss)	7.27	8.77	6.26	2.24	(11.21)	5.27
Total from investment operations	7.29	9.01	6.43	2.48	(10.88)	5.28
Distributions from net investment income	(.28)	(.03)	(.14)	-	(.21)	-
Distributions from net realized gain	-	-	-	-	(1.12)	(.43)
Total distributions	(.28)	(.03)	(.14)	-	(1.33)	(.43)
Net asset value, end of period	$45.97	$38.96	$29.98	$23.69	$21.21	$33.42
Total Return D,E,F	18.84%	30.09%	27.25%	11.69%	(33.82)%	18.52%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.90% I	1.92%	1.93%	2.10%	2.12%	2.11%
Expenses net of fee waivers, if any	1.90 % I	1.92%	1.93%	2.10%	2.12%	2.11%
Expenses net of all reductions, if any	1.90% I	1.92%	1.93%	2.10%	2.12%	2.11%
Net investment income (loss)	.09% I	.74%	.61%	.95% C	1.21%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$19,764	$19,258	$19,447	$19,041	$19,733	$37,777
Portfolio turnover rate J	54 % I	58% K	46%	33%	63%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.09 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .60%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.28	$32.55	$25.75	$23.06	$36.27	$30.94
Income from Investment Operations
Net investment income (loss) A,B	.25	.61	.48	.56 C	.66	.42
Net realized and unrealized gain (loss)	7.84	9.49	6.78	2.43	(12.12)	5.67
Total from investment operations	8.09	10.10	7.26	2.99	(11.46)	6.09
Distributions from net investment income	(.67)	(.37)	(.46)	(.30)	(.63)	(.15)
Distributions from net realized gain	-	-	-	-	(1.12)	(.62)
Total distributions	(.67)	(.37)	(.46)	(.30)	(1.75)	(.76) D
Net asset value, end of period	$49.70	$42.28	$32.55	$25.75	$23.06	$36.27
Total Return E,F	19.44%	31.39%	28.53%	12.92%	(33.08)%	19.77%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.90% I	.91%	.96%	1.02%	1.03%	1.03%
Expenses net of fee waivers, if any	.90 % I	.91%	.95%	1.01%	1.03%	1.03%
Expenses net of all reductions, if any	.90% I	.91%	.95%	1.01%	1.03%	1.03%
Net investment income (loss)	1.09% I	1.75%	1.58%	2.04% C	2.31%	1.13%
Supplemental Data
Net assets, end of period (000 omitted)	$7,664,944	$5,834,794	$3,373,539	$2,063,159	$696,741	$660,307
Portfolio turnover rate J	54 % I	58% K	46%	33%	63%	51%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.69%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Focused Emerging Markets Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$42.21	$32.51	$25.71	$23.01	$36.21	$30.89
Income from Investment Operations
Net investment income (loss) A,B	.27	.65	.52	.59 C	.71	.47
Net realized and unrealized gain (loss)	7.82	9.47	6.76	2.44	(12.11)	5.66
Total from investment operations	8.09	10.12	7.28	3.03	(11.40)	6.13
Distributions from net investment income	(.70)	(.42)	(.48)	(.33)	(.68)	(.20)
Distributions from net realized gain	-	-	-	-	(1.12)	(.62)
Total distributions	(.70)	(.42)	(.48)	(.33)	(1.80)	(.81) D
Net asset value, end of period	$49.60	$42.21	$32.51	$25.71	$23.01	$36.21
Total Return E,F	19.49%	31.54%	28.69%	13.10%	(33.01)%	19.94%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.78% I	.80%	.83%	.89%	.90%	.90%
Expenses net of fee waivers, if any	.78 % I	.80%	.82%	.88%	.90%	.90%
Expenses net of all reductions, if any	.78% I	.80%	.82%	.88%	.90%	.90%
Net investment income (loss)	1.20% I	1.86%	1.71%	2.16% C	2.43%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$4,502,991	$3,617,298	$2,206,202	$1,456,314	$856,213	$1,127,699
Portfolio turnover rate J	54 % I	58% K	46%	33%	63%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.10 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 1.81%.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Advisor Focused Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Effective the close of business on March 31, 2025, new positions in the Fund may no longer be opened with certain exceptions. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,467,342,825
Gross unrealized depreciation	(454,518,143)
Net unrealized appreciation (depreciation)	$4,012,824,682
Tax cost	$8,541,174,117

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(67,239,380)
Long-term	-
Total capital loss carryforward	$(67,239,380)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Focused Emerging Markets Fund	3,812,198,588	2,847,210,370

Prior Year Unaffiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Advisor Focused Emerging Markets Fund	677,548	22,000,000
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.98
Class M	.98
Class C	.98
Class I	.95
Class Z	.83

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.87
Class M	.87
Class C	.87
Class I	.87
Class Z	.76

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	275,111	3,959
Class M	.25%	.25%	102,282	1,451
Class C	.75%	.25%	97,425	6,938
			474,818	12,348

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	3,789
Class M	770
Class CA	68
4,627

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	6,025

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Advisor Focused Emerging Markets Fund	Borrower	42,193,375	3.89%	36,462

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Focused Emerging Markets Fund	239,145,641	19,885,380	(14,298)
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	6,542
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Focused Emerging Markets Fund	26,909	-	-

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Advisor Focused Emerging Markets Fund	75,216,930
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $29,520.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Focused Emerging Markets Fund
Distributions to shareholders
Class A	$2,716,009	$1,075,878
Class M	404,386	286,229
Class C	133,573	20,142
Class I	92,212,103	38,797,356
Class Z	60,510,068	30,063,430
Total	$155,976,139	$70,243,035
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Focused Emerging Markets Fund
Class A
Shares sold	753,289	1,285,825	$33,880,604	$44,315,219
Reinvestment of distributions	56,299	32,931	2,335,845	1,049,197
Shares redeemed	(644,793)	(1,383,334)	(29,165,569)	(48,147,604)
Net increase (decrease)	164,795	(64,578)	$7,050,880	$(2,783,188)
Class M
Shares sold	25,759	272,028	$1,163,538	$8,870,955
Reinvestment of distributions	9,487	8,855	388,780	278,570
Shares redeemed	(74,681)	(371,345)	(3,316,677)	(11,690,769)
Net increase (decrease)	(39,435)	(90,462)	$(1,764,359)	$(2,541,244)
Class C
Shares sold	10,731	45,548	$446,509	$1,407,202
Reinvestment of distributions	3,365	667	129,845	19,780
Shares redeemed	(78,491)	(200,511)	(3,320,802)	(6,316,818)
Net increase (decrease)	(64,395)	(154,296)	$(2,744,448)	$(4,889,836)
Class I
Shares sold	32,457,637	75,809,381	$1,504,937,520	$2,586,132,482
Reinvestment of distributions	1,476,454	1,070,182	61,361,444	34,160,198
Shares redeemed	(17,720,857)	(42,510,297)	(799,991,608)	(1,467,328,823)
Net increase (decrease)	16,213,234	34,369,266	$766,307,356	$1,152,963,857
Class Z
Shares sold	21,539,505	43,574,721	$958,137,439	$1,437,529,198
Reinvestment of distributions	667,233	400,949	27,663,475	12,762,198
Shares redeemed	(17,131,322)	(26,135,392)	(733,592,833)	(872,062,287)
Net increase (decrease)	5,075,416	17,840,278	$252,208,081	$578,229,109
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.800638.122
FAEM-SANN-0626
Fidelity Advisor® Emerging Asia Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Emerging Asia Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 92.8%
	Shares	Value ($)
CHINA - 31.1%
Communication Services - 4.6%
Interactive Media & Services - 4.6%
Tencent Holdings Ltd	546,824	33,209,860
Consumer Discretionary - 4.8%
Automobile Components - 0.5%
Hesai Group ADR (b)	150,700	3,417,876
Automobiles - 0.9%
BYD Co Ltd A Shares (China)	424,900	6,451,053
Broadline Retail - 2.6%
Alibaba Group Holding Ltd	747,061	12,312,323
Alibaba Group Holding Ltd ADR	23,900	3,151,932
PDD Holdings Inc Class A ADR (b)	32,084	3,204,550
		18,668,805
Textiles, Apparel & Luxury Goods - 0.8%
Laopu Gold Co Ltd H Shares (f)	83,100	5,933,238
TOTAL CONSUMER DISCRETIONARY		34,470,972
Consumer Staples - 0.6%
Beverages - 0.6%
Eastroc Beverage Group Co Ltd A Shares (China)	152,566	4,558,692
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
PetroChina Co Ltd H Shares	5,380,000	8,298,727
Financials - 2.7%
Insurance - 2.7%
People's Insurance Co Group of China Ltd/The H Shares	7,511,497	5,139,492
Ping An Insurance Group Co of China Ltd H Shares	1,724,482	14,016,767
TOTAL FINANCIALS		19,156,259
Health Care - 3.1%
Health Care Equipment & Supplies - 2.2%
AK Medical Holdings Ltd (d)(e)	6,722,094	5,432,158
Peijia Medical Ltd (b)(d)(e)	3,006,901	2,391,536
Shanghai Conant Optical Co Ltd H Shares	357,500	2,152,869
Zylox-Tonbridge Medical Technology Co Ltd H Shares (d)(e)	2,029,716	5,980,211
		15,956,774
Life Sciences Tools & Services - 0.9%
WuXi XDC Cayman Inc (b)	840,608	6,382,932
TOTAL HEALTH CARE		22,339,706
Industrials - 7.1%
Air Freight & Logistics - 1.2%
J&T Global Express Ltd B Shares (b)	6,650,246	8,327,037
Electrical Equipment - 3.1%
Contemporary Amperex Technology Co Ltd A Shares (China)	233,480	14,999,459
Hongfa Technology Co Ltd A Shares (China)	730,500	3,347,295
Sieyuan Electric Co Ltd A Shares (China)	141,800	4,064,033
		22,410,787
Machinery - 2.8%
Airtac International Group	218,000	10,210,791
Guangdong Dtech Technology Co Ltd (China)	99,800	3,473,099
Weichai Power Co Ltd H Shares	1,330,000	6,611,281
		20,295,171
TOTAL INDUSTRIALS		51,032,995
Information Technology - 3.7%
Electronic Equipment, Instruments & Components - 1.5%
Shengyi Technology Co Ltd A Shares (China)	336,500	3,817,649
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	473,500	7,214,012
		11,031,661
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	177,100	9,846,353
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	151,400	5,588,353
		15,434,706
TOTAL INFORMATION TECHNOLOGY		26,466,367
Materials - 3.3%
Chemicals - 0.5%
Sinoma Science & Technology Co Ltd A Shares (China)	447,800	3,644,629
Metals & Mining - 2.8%
MMG Ltd (b)	8,648,000	9,330,206
Zijin Mining Group Co Ltd A Shares (China)	2,180,298	10,745,128
		20,075,334
TOTAL MATERIALS		23,719,963
TOTAL CHINA		223,253,541
HONG KONG - 1.6%
Communication Services - 0.0%
Entertainment - 0.0%
Huanxi Media Group Ltd (b)	880,292	28,831
Financials - 1.6%
Insurance - 1.6%
AIA Group Ltd	1,073,401	11,784,623
TOTAL HONG KONG		11,813,454
INDIA - 7.0%
Communication Services - 1.1%
Wireless Telecommunication Services - 1.1%
Bharti Airtel Ltd	409,300	8,182,200
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Meesho (g)	192,330	394,498
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Coal India Ltd	903,100	4,593,380
Financials - 4.1%
Capital Markets - 0.9%
360 ONE WAM Ltd	582,543	6,374,166
Consumer Finance - 2.0%
Bajaj Finance Ltd	741,107	7,361,443
Shriram Finance Ltd	633,061	6,296,421
		13,657,864
Financial Services - 1.2%
Power Finance Corp Ltd	1,827,900	8,678,051
TOTAL FINANCIALS		28,710,081
Materials - 1.1%
Metals & Mining - 1.1%
National Aluminium Co Ltd	1,910,900	8,085,578
TOTAL INDIA		49,965,737
INDONESIA - 1.3%
Financials - 1.3%
Banks - 1.3%
Bank Rakyat Indonesia Persero Tbk PT	29,554,800	5,112,822
Bank Syariah Indonesia Persero Tbk PT	37,661,585	3,867,882

TOTAL INDONESIA		8,980,704
KOREA (SOUTH) - 16.8%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
Kia Corp	112,240	11,650,944
Consumer Staples - 1.3%
Personal Care Products - 1.3%
APR Corp/Korea	31,630	9,140,659
Financials - 1.1%
Insurance - 1.1%
Samsung Life Insurance Co Ltd	47,210	8,080,987
Industrials - 7.7%
Aerospace & Defense - 1.9%
Hanwha Aerospace Co Ltd	8,130	7,859,401
Korea Aerospace Industries Ltd	51,423	5,929,189
		13,788,590
Electrical Equipment - 1.8%
LS Electric Co Ltd	68,350	13,210,603
Industrial Conglomerates - 4.0%
SK Square Co Ltd (b)	48,570	28,449,237
TOTAL INDUSTRIALS		55,448,430
Information Technology - 4.5%
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix Inc	14,665	13,161,734
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co Ltd	126,555	19,179,957
TOTAL INFORMATION TECHNOLOGY		32,341,691
Materials - 0.6%
Chemicals - 0.6%
Hansol Chemical Co Ltd	21,630	4,259,551
TOTAL KOREA (SOUTH)		120,922,262
PHILIPPINES - 1.1%
Industrials - 1.1%
Transportation Infrastructure - 1.1%
International Container Terminal Services Inc	698,000	8,108,580
SINGAPORE - 3.3%
Consumer Discretionary - 1.6%
Broadline Retail - 1.6%
Sea Ltd Class A ADR (b)	137,174	11,643,329
Financials - 1.7%
Banks - 1.7%
Oversea-Chinese Banking Corp Ltd	691,300	11,926,730
TOTAL SINGAPORE		23,570,059
TAIWAN - 30.2%
Information Technology - 30.2%
Electronic Equipment, Instruments & Components - 7.3%
Chroma ATE Inc	79,000	5,415,274
Delta Electronics Inc	255,000	17,938,894
Elite Material Co Ltd	83,000	12,406,738
Unimicron Technology Corp	420,975	11,995,146
Universal Microwave Technology Inc	94,000	4,691,772
		52,447,824
Semiconductors & Semiconductor Equipment - 22.9%
ASE Technology Holding Co Ltd	662,000	10,409,641
eMemory Technology Inc	55,000	6,987,518
LandMark Optoelectronics Corp	44,000	3,828,838
MediaTek Inc	234,000	19,596,865
Taiwan Semiconductor Manufacturing Co Ltd	1,743,393	121,414,715
Visual Photonics Epitaxy Co Ltd	213,000	2,380,497
		164,618,074
TOTAL TAIWAN		217,065,898
UNITED STATES - 0.4%
Industrials - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp (a)(b)(c)	6,000	3,159,540
TOTAL COMMON STOCKS (Cost $428,348,627)		666,839,775

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Bytedance Ltd Series E1 (a)(b)(c)	11,980	3,611,970
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (a)(b)(c)	56,711	393,007
TOTAL CHINA		4,004,977
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,118,173)		4,004,977

Non-Convertible Preferred Stocks - 4.4%
	Shares	Value ($)
KOREA (SOUTH) - 4.4%
Information Technology - 4.4%
Technology Hardware, Storage & Peripherals - 4.4%
Samsung Electronics Co Ltd non-voting shares (Cost $14,454,489)	289,246	31,419,856

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	4,018,905	4,019,709
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	6,141,386	6,142,000
TOTAL MONEY MARKET FUNDS (Cost $10,161,709)			10,161,709

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $455,082,998)	712,426,317
NET OTHER ASSETS (LIABILITIES) - 0.8%	5,939,128
NET ASSETS - 100.0%	718,365,445

Legend

(a)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,164,517 or 1.0% of net assets.

(b)	Non-income producing.
(c)	Level 3 security.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,803,905 or 1.9% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,803,905 or 1.9% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $394,498 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	1,312,699

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	805,474

Space Exploration Technologies Corp	2/16/2021	251,993

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Meesho	6/9/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,079,593	169,661,060	191,719,380	380,481	(1,564)	-	4,019,709	4,018,905	0.0%
Fidelity Securities Lending Cash Central Fund	4,448,214	29,840,916	28,146,584	16,380	(546)	-	6,142,000	6,141,386	0.0%
Total	30,527,807	199,501,976	219,865,964	396,861	(2,110)	-	10,161,709

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	41,420,891	-	41,420,891	-
Consumer Discretionary	58,159,743	21,417,687	36,742,056	-
Consumer Staples	13,699,351	-	13,699,351	-
Energy	12,892,107	-	12,892,107	-
Financials	88,639,384	-	88,639,384	-
Health Care	22,339,706	-	22,339,706	-
Industrials	117,749,545	-	114,590,005	3,159,540
Information Technology	275,873,956	-	275,873,956	-
Materials	36,065,092	-	36,065,092	-

Convertible Preferred Stocks
Communication Services	3,611,970	-	-	3,611,970
Health Care	393,007	-	-	393,007

Non-Convertible Preferred Stocks
Information Technology	31,419,856	-	31,419,856	-

Money Market Funds	10,161,709	10,161,709	-	-
Total Investments in Securities:	712,426,317	31,579,396	673,682,404	7,164,517
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance ($)	Net Realized Gain (Loss) on Investment Securities ($)	Net Unrealized Gain (Loss) on Investment Securities ($)	Cost of Purchases ($)	Proceeds of Sales ($)	Amortization/ Accretion ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Ending Balance ($)	The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2026 ($)
Common Stocks	1,272,000	-	1,887,540	-	-	-	-	-	3,159,540	1,887,540
Convertible Preferred Stocks	3,847,337	-	336,784	-	(179,144)	-	-	-	4,004,977	453,828

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in net gain (loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,846,152) - See accompanying schedule:
Unaffiliated issuers (cost $444,921,289)	$702,264,608
Fidelity Central Funds (cost $10,161,709)	10,161,709

Total Investment in Securities (cost $455,082,998)		$712,426,317
Foreign currency held at value (cost $24,528)		24,533
Receivable for investments sold		14,231,498
Receivable for fund shares sold		637,367
Dividends receivable		735,980
Distributions receivable from Fidelity Central Funds		52,821
Prepaid expenses		135
Other receivables		250,407
Total assets		728,359,058
Liabilities
Payable for investments purchased	$2,212,191
Payable for fund shares redeemed	182,079
Accrued management fee	472,161
Distribution and service plan fees payable	72,393
Deferred taxes	860,215
Other payables and accrued expenses	52,574
Collateral on securities loaned	6,142,000
Total liabilities		9,993,613
Net Assets		$718,365,445
Net Assets consist of:
Paid in capital		$483,746,959
Total accumulated earnings (loss)		234,618,486
Net Assets		$718,365,445

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($221,921,136 ÷ 2,839,895 shares)(a)		$78.14
Maximum offering price per share (100/94.25 of $78.14)		$82.91
Class M :
Net Asset Value and redemption price per share ($55,257,277 ÷ 745,237 shares)(a)		$74.15
Maximum offering price per share (100/96.50 of $74.15)		$76.84
Class C :
Net Asset Value and offering price per share ($10,187,871 ÷ 155,616 shares)(a)		$65.47
Class I :
Net Asset Value, offering price and redemption price per share ($316,842,113 ÷ 3,845,483 shares)		$82.39
Class Z :
Net Asset Value, offering price and redemption price per share ($114,157,048 ÷ 1,381,662 shares)		$82.62
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$3,676,624
Income from Fidelity Central Funds (including $16,380 from security lending)		396,861
Security lending		9,341
Income before foreign taxes withheld		$4,082,826
Less foreign taxes withheld		(591,016)
Total income		3,491,810
Expenses
Management fee	$2,602,468
Distribution and service plan fees	404,766
Custodian fees and expenses	80,298
Independent trustees' fees and expenses	914
Registration fees	64,825
Audit fees	56,855
Legal	1,409
Miscellaneous	948
Total expenses		3,212,483
Net Investment income (loss)		279,327
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $2,375,985)	49,970,265
Fidelity Central Funds	(2,110)
Foreign currency transactions	(164,599)
Total net realized gain (loss)		49,803,556
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,207,984)	74,161,499
Assets and liabilities in foreign currencies	5,519
Total change in net unrealized appreciation (depreciation)		74,167,018
Net gain (loss)		123,970,574
Net increase (decrease) in net assets resulting from operations		$124,249,901
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$279,327	$(153,084)
Net realized gain (loss)	49,803,556	96,147,548
Change in net unrealized appreciation (depreciation)	74,167,018	55,934,073
Net increase (decrease) in net assets resulting from operations	124,249,901	151,928,537
Share transactions - net increase (decrease)	11,218,858	(14,817,643)
Total increase (decrease) in net assets	135,468,759	137,110,894

Net Assets
Beginning of period	582,896,686	445,785,792
End of period	$718,365,445	$582,896,686

Financial Highlights
Fidelity Advisor® Emerging Asia Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$64.57	$47.74	$34.91	$29.31	$61.78	$56.33
Income from Investment Operations
Net investment income (loss) A,B	(.02)	(.09)	(.02)	(.10)	(.25)	(.40) C
Net realized and unrealized gain (loss)	13.59	16.92	12.85	5.70	(25.86)	10.17
Total from investment operations	13.57	16.83	12.83	5.60	(26.11)	9.77
Distributions from net realized gain	-	-	-	-	(6.36)	(4.32)
Total distributions	-	-	-	-	(6.36)	(4.32)
Net asset value, end of period	$78.14	$64.57	$47.74	$34.91	$29.31	$61.78
Total Return D,E,F	21.02%	35.25%	36.75%	19.11%	(46.56)%	17.45%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.20% I	1.20%	1.24%	1.28%	1.25%	1.20%
Expenses net of fee waivers, if any	1.20 % I	1.20%	1.24%	1.27%	1.25%	1.20%
Expenses net of all reductions, if any	1.20% I	1.20%	1.24%	1.27%	1.25%	1.20%
Net investment income (loss)	(.06)% I	(.18)%	(.04)%	(.28)%	(.61)%	(.61)% C
Supplemental Data
Net assets, end of period (000 omitted)	$221,921	$180,664	$145,193	$122,142	$115,657	$271,275
Portfolio turnover rate J	103 % I	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.71)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$61.35	$45.47	$33.33	$28.07	$59.60	$54.51
Income from Investment Operations
Net investment income (loss) A,B	(.10)	(.21)	(.12)	(.19)	(.34)	(.55) C
Net realized and unrealized gain (loss)	12.90	16.09	12.26	5.45	(24.83)	9.87
Total from investment operations	12.80	15.88	12.14	5.26	(25.17)	9.32
Distributions from net realized gain	-	-	-	-	(6.36)	(4.23)
Total distributions	-	-	-	-	(6.36)	(4.23)
Net asset value, end of period	$74.15	$61.35	$45.47	$33.33	$28.07	$59.60
Total Return D,E,F	20.86%	34.92%	36.42%	18.74%	(46.70)%	17.18%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.45% I	1.45%	1.49%	1.55%	1.52%	1.45%
Expenses net of fee waivers, if any	1.45 % I	1.45%	1.49%	1.55%	1.52%	1.45%
Expenses net of all reductions, if any	1.45% I	1.45%	1.49%	1.54%	1.52%	1.45%
Net investment income (loss)	(.31)% I	(.43)%	(.29)%	(.55)%	(.88)%	(.87)% C
Supplemental Data
Net assets, end of period (000 omitted)	$55,257	$46,941	$37,386	$30,814	$27,239	$60,893
Portfolio turnover rate J	103 % I	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.96)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$54.30	$40.44	$29.79	$25.21	$54.45	$50.22
Income from Investment Operations
Net investment income (loss) A,B	(.23)	(.40)	(.27)	(.31)	(.48)	(.80) C
Net realized and unrealized gain (loss)	11.40	14.26	10.92	4.89	(22.40)	9.10
Total from investment operations	11.17	13.86	10.65	4.58	(22.88)	8.30
Distributions from net realized gain	-	-	-	-	(6.36)	(4.07)
Total distributions	-	-	-	-	(6.36)	(4.07)
Net asset value, end of period	$65.47	$54.30	$40.44	$29.79	$25.21	$54.45
Total Return D,E,F	20.57%	34.27%	35.75%	18.17%	(46.94)%	16.58%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.94% I	1.95%	1.97%	2.01%	1.99%	1.96%
Expenses net of fee waivers, if any	1.94 % I	1.95%	1.97%	2.01%	1.99%	1.96%
Expenses net of all reductions, if any	1.94% I	1.95%	1.97%	2.01%	1.99%	1.96%
Net investment income (loss)	(.80)% I	(.92)%	(.77)%	(1.02)%	(1.35)%	(1.37)% C
Supplemental Data
Net assets, end of period (000 omitted)	$10,188	$9,301	$9,501	$8,864	$9,087	$26,377
Portfolio turnover rate J	103 % I	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (1.47)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$67.99	$50.13	$36.56	$30.61	$64.13	$58.29
Income from Investment Operations
Net investment income (loss) A,B	.07	.05	.10	- C	(.14)	(.24) D
Net realized and unrealized gain (loss)	14.33	17.81	13.47	5.95	(26.95)	10.53
Total from investment operations	14.40	17.86	13.57	5.95	(27.09)	10.29
Distributions from net investment income	-	-	-	-	(.07)	-
Distributions from net realized gain	-	-	-	-	(6.36)	(4.45)
Total distributions	-	-	-	-	(6.43)	(4.45)
Net asset value, end of period	$82.39	$67.99	$50.13	$36.56	$30.61	$64.13
Total Return E,F	21.18%	35.63%	37.12%	19.44%	(46.41)%	17.77%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.93% I	.93%	.96%	.99%	.97%	.94%
Expenses net of fee waivers, if any	.93 % I	.93%	.95%	.99%	.97%	.94%
Expenses net of all reductions, if any	.93% I	.93%	.95%	.99%	.97%	.94%
Net investment income (loss)	.21% I	.09%	.24%	-% J	(.33)%	(.36)% D
Supplemental Data
Net assets, end of period (000 omitted)	$316,842	$253,047	$170,909	$152,325	$143,659	$472,553
Portfolio turnover rate K	103 % I	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.45)%.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount represents less than .005%.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Emerging Asia Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$68.13	$50.17	$36.53	$30.55	$64.10	$58.22
Income from Investment Operations
Net investment income (loss) A,B	.12	.13	.16	.05	(.08)	(.15) C
Net realized and unrealized gain (loss)	14.37	17.83	13.48	5.93	(26.89)	10.50
Total from investment operations	14.49	17.96	13.64	5.98	(26.97)	10.35
Distributions from net investment income	-	-	-	-	(.22)	-
Distributions from net realized gain	-	-	-	-	(6.36)	(4.47)
Total distributions	-	-	-	-	(6.58)	(4.47)
Net asset value, end of period	$82.62	$68.13	$50.17	$36.53	$30.55	$64.10
Total Return D,E	21.27%	35.80%	37.34%	19.57%	(46.34)%	17.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.79% H	.80%	.83%	.86%	.84%	.81%
Expenses net of fee waivers, if any	.79 % H	.80%	.82%	.85%	.84%	.81%
Expenses net of all reductions, if any	.79% H	.80%	.82%	.85%	.84%	.81%
Net investment income (loss)	.35% H	.23%	.37%	.14%	(.20)%	(.22)% C
Supplemental Data
Net assets, end of period (000 omitted)	$114,157	$92,943	$82,797	$68,594	$73,190	$264,327
Portfolio turnover rate I	103 % H	107%	59%	58%	44%	79%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.06 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.32)%.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Advisor Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Convertible Preferred Stocks	$4,004,977	Market comparable	Enterprise value/Revenue multiple (EV/R)	2.0	Increase
		Market approach	Transaction price	$15.40	Increase
			Discount rate	25.0%	Decrease
		Black scholes	Discount rate	3.8%	Increase
			Term	3.0	Increase
			Volatility	60.0%	Increase
Common Stocks	$3,159,540	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	89.5	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes witheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets and Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$274,027,507
Gross unrealized depreciation	(23,169,070)
Net unrealized appreciation (depreciation)	$250,858,437
Tax cost	$461,567,880

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(51,654,868)
Long-term	(12,610,916)
Total capital loss carryforward	$(64,265,784)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Emerging Asia Fund	316,249,880	311,056,461

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.88
Class M	.88
Class C	.87
Class I	.86
Class Z	.72

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	237,825	5,714
Class M	.25%	.25%	120,776	2,282
Class C	.75%	.25%	46,165	4,339
			404,766	12,335

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	24,434
Class M	404
Class CA	15
24,853
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Emerging Asia Fund	268

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Emerging Asia Fund	-	2,460,318	64,277

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:
Amount ($)
Fidelity Advisor Emerging Asia Fund	4,192
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Emerging Asia Fund	382
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Emerging Asia Fund	2,783	-	-
8. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Emerging Asia Fund
Class A
Shares sold	222,660	164,093	$15,269,319	$8,770,177
Shares redeemed	(180,768)	(407,566)	(12,182,893)	(21,165,144)
Net increase (decrease)	41,892	(243,473)	$3,086,426	$(12,394,967)
Class M
Shares sold	31,225	53,368	$1,990,542	$2,773,947
Shares redeemed	(51,177)	(110,427)	(3,222,109)	(5,424,707)
Net increase (decrease)	(19,952)	(57,059)	$(1,231,567)	$(2,650,760)
Class C
Shares sold	30,536	21,176	$1,787,554	$929,207
Shares redeemed	(46,213)	(84,799)	(2,607,815)	(3,754,799)
Net increase (decrease)	(15,677)	(63,623)	$(820,261)	$(2,825,592)
Class I
Shares sold	580,940	1,542,615	$41,466,804	$83,376,015
Shares redeemed	(457,108)	(1,230,090)	(32,659,193)	(66,422,373)
Net increase (decrease)	123,832	312,525	$8,807,611	$16,953,642
Class Z
Shares sold	144,913	319,869	$10,302,333	$17,585,093
Shares redeemed	(127,386)	(606,157)	(8,925,684)	(31,485,059)
Net increase (decrease)	17,527	(286,288)	$1,376,649	$(13,899,966)
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.703637.128
AEA-SANN-0626
Fidelity Advisor® Diversified International Fund

Semi-Annual Report
April 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity Advisor® Diversified International Fund
Schedule of Investments April 30, 2026 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 1.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Aristocrat Leisure Ltd	173,631	5,973,860
Financials - 0.2%
Insurance - 0.2%
Steadfast Group Ltd	281,207	864,946
Suncorp Group Ltd	151,766	1,888,634
TOTAL FINANCIALS		2,753,580
Materials - 0.8%
Metals & Mining - 0.8%
Rio Tinto PLC	134,000	13,498,702
TOTAL AUSTRALIA		22,226,142
BELGIUM - 2.1%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	170,900	22,715,321
Health Care - 0.7%
Pharmaceuticals - 0.7%
Financiere de Tubize SA	7,561	1,736,635
UCB SA (a)	40,158	10,896,789
TOTAL HEALTH CARE		12,633,424
TOTAL BELGIUM		35,348,745
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (a)	285,900	4,139,832
CANADA - 3.8%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Dollarama Inc	73,200	9,355,114
Energy - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Cameco Corp	21,884	2,690,168
Canadian Natural Resources Ltd	357,202	17,050,817
Imperial Oil Ltd	141,974	19,018,361
TOTAL ENERGY		38,759,346
Materials - 1.0%
Metals & Mining - 1.0%
Franco-Nevada Corp	73,489	16,954,381
G Mining Ventures Corp (a)	22,900	793,707
TOTAL MATERIALS		17,748,088
TOTAL CANADA		65,862,548
CHILE - 1.0%
Materials - 1.0%
Metals & Mining - 1.0%
Antofagasta PLC	374,300	18,078,623
CHINA - 1.0%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Prosus NV Class N	207,400	10,040,859
Industrials - 0.4%
Machinery - 0.4%
Airtac International Group	170,000	7,962,543
TOTAL CHINA		18,003,402
DENMARK - 1.9%
Industrials - 1.7%
Air Freight & Logistics - 1.5%
DSV A/S	107,300	26,264,035
Electrical Equipment - 0.2%
Vestas Wind Systems A/S	85,100	2,616,774
TOTAL INDUSTRIALS		28,880,809
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	49,400	3,035,421
TOTAL DENMARK		31,916,230
FINLAND - 0.8%
Information Technology - 0.8%
Communications Equipment - 0.8%
Nokia Oyj	1,117,800	13,912,763
FRANCE - 4.9%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Orange SA	457,000	9,515,815
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
LVMH Moet Hennessy Louis Vuitton SE	12,856	6,810,924
Consumer Staples - 0.6%
Food Products - 0.3%
Danone SA	66,900	5,241,485
Personal Care Products - 0.3%
L'Oreal SA	10,200	4,382,068
TOTAL CONSUMER STAPLES		9,623,553
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gaztransport Et Technigaz SA	3,600	874,604
Financials - 0.3%
Capital Markets - 0.3%
Amundi SA (c)(d)	46,042	4,441,857
Industrials - 1.6%
Aerospace & Defense - 1.2%
Airbus SE	8,400	1,731,739
Safran SA	57,558	18,482,612
		20,214,351
Electrical Equipment - 0.4%
Legrand SA	40,141	7,191,807
TOTAL INDUSTRIALS		27,406,158
Materials - 1.1%
Chemicals - 1.1%
Air Liquide SA	90,418	19,452,566
Utilities - 0.3%
Multi-Utilities - 0.3%
Veolia Environnement SA	131,200	5,548,344
TOTAL FRANCE		83,673,821
GERMANY - 8.5%
Financials - 3.7%
Capital Markets - 0.9%
Deutsche Boerse AG	50,168	15,391,436
Insurance - 2.8%
Allianz SE	61,990	28,312,849
Hannover Rueck SE	24,636	7,448,257
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	18,982	11,379,717
		47,140,823
TOTAL FINANCIALS		62,532,259
Health Care - 0.6%
Health Care Providers & Services - 0.6%
Fresenius SE & Co KGaA	227,700	11,027,422
Industrials - 3.2%
Aerospace & Defense - 0.5%
Rheinmetall AG	5,804	9,235,526
Electrical Equipment - 1.9%
Siemens Energy AG	153,800	32,596,021
Industrial Conglomerates - 0.8%
Siemens AG	44,660	13,271,218
TOTAL INDUSTRIALS		55,102,765
Information Technology - 0.5%
Software - 0.5%
SAP SE	51,074	8,574,977
Materials - 0.5%
Construction Materials - 0.5%
Heidelberg Materials AG	42,700	9,421,468
TOTAL GERMANY		146,658,891
HONG KONG - 2.0%
Financials - 2.0%
Insurance - 2.0%
AIA Group Ltd	1,995,582	21,909,035
Prudential PLC	782,200	11,787,402
Prudential PLC rights (a)(b)	782,200	148,376

TOTAL HONG KONG		33,844,813
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	183,911	16,976,378
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	99,600	3,492,972
ITALY - 4.4%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Lottomatica Group Spa	185,900	5,471,993
Consumer Staples - 1.1%
Beverages - 1.1%
Coca-Cola HBC AG	312,300	18,188,383
Financials - 2.1%
Banks - 2.1%
FinecoBank Banca Fineco SpA	391,167	9,677,684
Intesa Sanpaolo SpA	2,087,900	14,185,678
UniCredit SpA	169,736	13,117,603
TOTAL FINANCIALS		36,980,965
Industrials - 0.9%
Electrical Equipment - 0.3%
Prysmian SpA	37,200	5,658,463
Machinery - 0.2%
Interpump Group SpA	61,800	2,595,179
Passenger Airlines - 0.4%
Ryanair Holdings PLC ADR	132,558	7,244,295
TOTAL INDUSTRIALS		15,497,937
TOTAL ITALY		76,139,278
JAPAN - 20.2%
Consumer Discretionary - 1.9%
Automobiles - 0.4%
Toyota Motor Corp	381,100	7,315,374
Household Durables - 0.9%
Panasonic Holdings Corp	751,200	15,366,404
Specialty Retail - 0.6%
Fast Retailing Co Ltd	21,116	9,940,259
TOTAL CONSUMER DISCRETIONARY		32,622,037
Financials - 3.2%
Banks - 1.9%
Mizuho Financial Group Inc	140,300	6,033,281
Sumitomo Mitsui Financial Group Inc	750,630	26,504,035
		32,537,316
Financial Services - 0.8%
ORIX Corp	391,571	13,178,906
Insurance - 0.5%
Tokio Marine Holdings Inc	208,471	9,547,299
TOTAL FINANCIALS		55,263,521
Health Care - 2.1%
Health Care Equipment & Supplies - 1.5%
Hoya Corp	139,785	26,103,983
Pharmaceuticals - 0.6%
Chugai Pharmaceutical Co Ltd	105,500	5,626,252
Takeda Pharmaceutical Co Ltd	140,100	4,683,934
		10,310,186
TOTAL HEALTH CARE		36,414,169
Industrials - 8.0%
Building Products - 0.3%
Daikin Industries Ltd	31,700	4,479,058
Electrical Equipment - 0.3%
Fujikura Ltd	82,100	3,167,665
Furukawa Electric Co Ltd	10,100	2,743,027
		5,910,692
Industrial Conglomerates - 1.5%
Hitachi Ltd	820,440	26,088,637
Machinery - 3.1%
Ebara Corp	391,700	13,399,239
Japan Steel Works Ltd/The	54,200	3,312,198
Kawasaki Heavy Industries Ltd	529,000	10,875,400
Mitsubishi Heavy Industries Ltd	838,118	25,014,385
		52,601,222
Trading Companies & Distributors - 2.8%
ITOCHU Corp	1,898,075	23,523,052
Marubeni Corp	253,300	9,858,714
Sumitomo Corp	188,200	6,997,691
Toyota Tsusho Corp	180,000	7,066,045
		47,445,502
TOTAL INDUSTRIALS		136,525,111
Information Technology - 4.0%
Semiconductors & Semiconductor Equipment - 4.0%
Advantest Corp	133,700	24,964,273
Disco Corp	4,600	2,188,599
Kioxia Holdings Corp (a)	800	193,567
Lasertec Corp	18,500	5,113,001
Renesas Electronics Corp	1,306,344	26,417,735
Rohm Co Ltd	298,000	6,447,218
Tokyo Electron Ltd	13,500	3,978,218
TOTAL INFORMATION TECHNOLOGY		69,302,611
Materials - 1.0%
Chemicals - 1.0%
Nissan Chemical Corp	114,900	4,968,223
Shin-Etsu Chemical Co Ltd	269,154	12,392,443
TOTAL MATERIALS		17,360,666
TOTAL JAPAN		347,488,115
KOREA (SOUTH) - 3.2%
Information Technology - 3.2%
Semiconductors & Semiconductor Equipment - 1.8%
SK Hynix Inc	33,910	30,433,987
Technology Hardware, Storage & Peripherals - 1.4%
Samsung Electronics Co Ltd	158,120	23,963,769
TOTAL KOREA (SOUTH)		54,397,756
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	348,400	4,285,320
NETHERLANDS - 4.2%
Health Care - 0.2%
Biotechnology - 0.2%
Argenx SE (a)	4,195	3,289,836
Industrials - 0.1%
Professional Services - 0.1%
Wolters Kluwer NV	21,439	1,673,217
Information Technology - 3.9%
Semiconductors & Semiconductor Equipment - 3.9%
ASM International NV	6,100	5,946,486
ASML Holding NV depository receipt	39,150	56,336,459
BE Semiconductor Industries NV	16,345	4,742,113
TOTAL INFORMATION TECHNOLOGY		67,025,058
TOTAL NETHERLANDS		71,988,111
POLAND - 0.0%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Allegro.eu SA (a)(c)(d)	159,700	1,310,493
SINGAPORE - 1.1%
Financials - 1.1%
Banks - 1.1%
DBS Group Holdings Ltd	411,400	18,969,928
SPAIN - 5.0%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA (e)	94,970	5,637,725
Financials - 4.2%
Banks - 4.2%
Banco Santander SA	3,459,305	42,142,938
CaixaBank SA	2,359,322	30,030,287
TOTAL FINANCIALS		72,173,225
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	358,500	8,404,756
TOTAL SPAIN		86,215,706
SWEDEN - 2.7%
Financials - 1.2%
Financial Services - 1.2%
Investor AB B Shares	525,891	21,188,861
Industrials - 1.3%
Building Products - 0.5%
Assa Abloy AB B Shares	219,500	8,354,206
Machinery - 0.8%
Atlas Copco AB A Shares	409,800	7,731,950
Epiroc AB A Shares	108,100	3,120,783
Indutrade AB	123,971	2,647,866
		13,500,599
TOTAL INDUSTRIALS		21,854,805
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Hexagon AB B Shares	313,900	3,374,015
Software - 0.0%
Kry International Ab (a)(f)(g)	15,457	122,996
TOTAL INFORMATION TECHNOLOGY		3,497,011
TOTAL SWEDEN		46,540,677
SWITZERLAND - 1.5%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Cie Financiere Richemont SA Series A	65,024	12,479,237
Financials - 0.8%
Insurance - 0.8%
Zurich Insurance Group AG	20,370	14,202,377
TOTAL SWITZERLAND		26,681,614
TAIWAN - 2.6%
Industrials - 0.1%
Electrical Equipment - 0.1%
Bizlink Holding Inc	19,000	1,711,499
Information Technology - 2.5%
Semiconductors & Semiconductor Equipment - 2.5%
Taiwan Semiconductor Manufacturing Co Ltd	25,000	1,741,069
Taiwan Semiconductor Manufacturing Co Ltd ADR	103,667	41,058,352
TOTAL INFORMATION TECHNOLOGY		42,799,421
TOTAL TAIWAN		44,510,920
UNITED KINGDOM - 15.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Zegona Communications plc	92,183	2,210,218
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.7%
Compass Group PLC	418,758	11,829,914
Leisure Products - 0.2%
Games Workshop Group PLC	15,328	4,065,141
TOTAL CONSUMER DISCRETIONARY		15,895,055
Consumer Staples - 1.4%
Tobacco - 1.4%
British American Tobacco PLC	408,900	24,082,096
Financials - 5.7%
Banks - 4.7%
HSBC Holdings PLC	515,800	9,490,630
Lloyds Banking Group PLC	23,266,700	31,626,497
NatWest Group PLC	3,377,900	26,941,715
Standard Chartered PLC	370,600	9,437,266
Starling Bank Ltd (f)(g)	1,191,700	3,551,317
		81,047,425
Capital Markets - 0.8%
3i Group PLC	246,381	8,568,579
London Stock Exchange Group PLC	42,055	5,465,115
		14,033,694
Insurance - 0.2%
Admiral Group PLC	72,900	3,350,931
TOTAL FINANCIALS		98,432,050
Health Care - 2.4%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (c)(d)	1,348,200	3,866,402
Pharmaceuticals - 2.2%
Astrazeneca PLC	142,589	27,063,023
GSK PLC	407,200	10,675,756
		37,738,779
TOTAL HEALTH CARE		41,605,181
Industrials - 3.2%
Aerospace & Defense - 3.0%
BAE Systems PLC	587,493	16,340,272
Rolls-Royce Holdings PLC	2,179,938	35,078,604
		51,418,876
Trading Companies & Distributors - 0.2%
RS GROUP PLC	358,179	2,934,100
TOTAL INDUSTRIALS		54,352,976
Utilities - 1.4%
Electric Utilities - 1.0%
SSE PLC	480,300	17,196,846
Multi-Utilities - 0.4%
National Grid PLC	377,600	6,759,260
TOTAL UTILITIES		23,956,106
TOTAL UNITED KINGDOM		260,533,682
UNITED STATES - 8.0%
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
InterContinental Hotels Group PLC	98,778	14,135,132
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Shell PLC	736,301	33,477,255
Health Care - 1.4%
Health Care Equipment & Supplies - 0.2%
Alcon AG	44,884	3,344,399
Pharmaceuticals - 1.2%
Roche Holding AG	47,310	19,278,818
Viatris Inc	60,400	902,376
		20,181,194
TOTAL HEALTH CARE		23,525,593
Industrials - 2.1%
Electrical Equipment - 1.9%
Schneider Electric SE	100,319	31,922,391
Trading Companies & Distributors - 0.2%
Ferguson Enterprises Inc (United Kingdom)	17,997	4,753,396
TOTAL INDUSTRIALS		36,675,787
Materials - 1.8%
Chemicals - 0.2%
Linde PLC	5,642	2,827,432
Construction Materials - 1.6%
CRH PLC	174,247	20,634,330
Holcim AG	73,579	6,837,433
		27,471,763
TOTAL MATERIALS		30,299,195
TOTAL UNITED STATES		138,112,962
TOTAL COMMON STOCKS (Cost $1,028,830,669)		1,671,309,722

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Valsoft Corp Series A-1.2 (a)(f)(g)	70	623,850
Valsoft Corp Series A-1.3 (a)(f)(g)	25	222,803
Valsoft Corp Series A-1.4 (a)(f)(g)	32	285,188

TOTAL CANADA		1,131,841
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(f)(g)	10,541	2,188,014
UNITED STATES - 0.3%
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Wasabi Holdings Inc Series C (a)(f)(g)	372,910	4,709,853
Wasabi Holdings Inc Series D (a)(f)(g)	39,419	746,202
Wasabi Holdings Inc Series D1 (f)(g)	17,786	323,349

TOTAL UNITED STATES		5,779,404
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,175,693)		9,099,259

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius AG (Cost $6,104,584)	20,474	5,219,166

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	29,229,442	29,235,288
Fidelity Securities Lending Cash Central Fund (h)(i)	3.69	4,728,909	4,729,381
TOTAL MONEY MARKET FUNDS (Cost $33,964,317)			33,964,669

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $1,078,075,263)	1,719,592,816
NET OTHER ASSETS (LIABILITIES) - 0.3%	4,453,774
NET ASSETS - 100.0%	1,724,046,590

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,618,752 or 0.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $9,618,752 or 0.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,773,572 or 0.7% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	2,738,515

Kry International Ab	5/14/2021 - 10/30/2024	1,022,023

Starling Bank Ltd	6/18/2021 - 4/5/2022	2,273,443

Valsoft Corp Series A-1.2	3/14/2025	819,960

Valsoft Corp Series A-1.3	3/17/2025	248,172

Valsoft Corp Series A-1.4	3/17/2025	421,167

Wasabi Holdings Inc Series C	3/31/2021	4,051,518

Wasabi Holdings Inc Series D	9/9/2022	560,006

Wasabi Holdings Inc Series D1	11/14/2025	336,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	36,599,527	165,079,301	172,441,785	685,157	(1,755)	-	29,235,288	29,229,442	0.0%
Fidelity Securities Lending Cash Central Fund	17,082,992	74,736,092	87,089,365	20,098	(338)	-	4,729,381	4,728,909	0.0%
Total	53,682,519	239,815,393	259,531,150	705,255	(2,093)	-	33,964,669

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of April 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	11,726,033	2,210,218	9,515,815	-
Consumer Discretionary	119,732,429	58,616,436	61,115,993	-
Consumer Staples	51,894,032	22,570,451	29,323,581	-
Energy	73,111,205	39,633,950	33,477,255	-
Financials	447,638,589	132,098,889	311,988,383	3,551,317
Health Care	131,988,597	66,715,012	65,273,585	-
Industrials	404,619,985	121,332,952	283,287,033	-
Information Technology	259,509,597	125,370,188	134,016,413	122,996
Materials	133,180,049	63,573,793	69,606,256	-
Utilities	37,909,206	-	37,909,206	-

Convertible Preferred Stocks
Information Technology	9,099,259	-	-	9,099,259

Non-Convertible Preferred Stocks
Health Care	5,219,166	5,219,166	-	-

Money Market Funds	33,964,669	33,964,669	-	-
Total Investments in Securities:	1,719,592,816	671,305,724	1,035,513,520	12,773,572
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of April 30, 2026 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $4,507,753) - See accompanying schedule:
Unaffiliated issuers (cost $1,044,110,946)	$1,685,628,147
Fidelity Central Funds (cost $33,964,317)	33,964,669

Total Investment in Securities (cost $1,078,075,263)		$1,719,592,816
Foreign currency held at value (cost $805,399)		805,197
Receivable for investments sold		2,472,653
Receivable for fund shares sold		803,714
Dividends receivable		7,079,608
Reclaims receivable		5,176,826
Distributions receivable from Fidelity Central Funds		114,190
Prepaid expenses		420
Other receivables		37,869
Total assets		1,736,083,293
Liabilities
Payable for investments purchased
Regular delivery	$5,037,801
Delayed delivery	150,635
Payable for fund shares redeemed	751,275
Accrued management fee	1,132,194
Distribution and service plan fees payable	191,996
Other payables and accrued expenses	43,420
Collateral on securities loaned	4,729,382
Total liabilities		12,036,703
Net Assets		$1,724,046,590
Net Assets consist of:
Paid in capital		$991,167,244
Total accumulated earnings (loss)		732,879,346
Net Assets		$1,724,046,590

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($562,582,246 ÷ 18,939,064 shares)(a)		$29.70
Maximum offering price per share (100/94.25 of $29.70)		$31.51
Class M :
Net Asset Value and redemption price per share ($152,630,452 ÷ 5,218,524 shares)(a)		$29.25
Maximum offering price per share (100/96.50 of $29.25)		$30.31
Class C :
Net Asset Value and offering price per share ($17,103,919 ÷ 619,840 shares)(a)		$27.59
Class I :
Net Asset Value, offering price and redemption price per share ($651,240,653 ÷ 21,326,936 shares)		$30.54
Class Z :
Net Asset Value, offering price and redemption price per share ($340,489,320 ÷ 11,185,034 shares)		$30.44
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended April 30, 2026 (Unaudited)
Investment Income
Dividends		$17,415,730
Income from Fidelity Central Funds (including $20,098 from security lending)		705,255
Income before foreign taxes withheld		$18,120,985
Less foreign taxes withheld		(1,670,513)
Total income		16,450,472
Expenses
Management fee	$6,661,640
Distribution and service plan fees	1,134,311
Custodian fees and expenses	48,608
Independent trustees' fees and expenses	2,576
Registration fees	45,277
Audit fees	41,415
Legal	1,477
Miscellaneous	2,310
Total expenses before reductions	7,937,614
Expense reductions	(134)
Total expenses after reductions		7,937,480
Net Investment income (loss)		8,512,992
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers (net of foreign taxes of $1,657,715)	104,618,536
Fidelity Central Funds	(2,093)
Foreign currency transactions	121,269
Total net realized gain (loss)		104,737,712
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,789,717)	47,359,022
Assets and liabilities in foreign currencies	215,832
Total change in net unrealized appreciation (depreciation)		47,574,854
Net gain (loss)		152,312,566
Net increase (decrease) in net assets resulting from operations		$160,825,558
Statement of Changes in Net Assets

	Six months ended April 30, 2026 (Unaudited)	Year ended October 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,512,992	$16,031,352
Net realized gain (loss)	104,737,712	179,053,213
Change in net unrealized appreciation (depreciation)	47,574,854	91,274,807
Net increase (decrease) in net assets resulting from operations	160,825,558	286,359,372
Distributions to shareholders	(201,667,530)	(80,749,855)

Share transactions - net increase (decrease)	135,500,338	19,737,274
Total increase (decrease) in net assets	94,658,366	225,346,791

Net Assets
Beginning of period	1,629,388,224	1,404,041,433
End of period	$1,724,046,590	$1,629,388,224

Financial Highlights
Fidelity Advisor® Diversified International Fund Class A

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.87	$27.05	$22.68	$20.71	$32.52	$25.10
Income from Investment Operations
Net investment income (loss) A,B	.13	.26	.21	.23	.16	.09
Net realized and unrealized gain (loss)	2.56	5.11	5.17	2.16	(8.81)	7.33
Total from investment operations	2.69	5.37	5.38	2.39	(8.65)	7.42
Distributions from net investment income	(.42)	(.41)	(.31)	(.02)	(.31)	-
Distributions from net realized gain	(3.44)	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(3.86)	(1.55)	(1.01) C	(.42)	(3.16)	-
Net asset value, end of period	$29.70	$30.87	$27.05	$22.68	$20.71	$32.52
Total Return D,E,F	9.87%	21.01%	24.35%	11.55%	(29.28)%	29.56%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.09% I	1.11%	1.14%	1.18%	1.16%	1.16%
Expenses net of fee waivers, if any	1.09 % I	1.11%	1.14%	1.17%	1.16%	1.15%
Expenses net of all reductions, if any	1.09% I	1.11%	1.14%	1.17%	1.16%	1.15%
Net investment income (loss)	.88% I	.95%	.81%	.98%	.65%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$562,582	$541,813	$480,646	$420,844	$400,266	$621,221
Portfolio turnover rate J	49 % I	46%	33% K	23% K	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class M

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$30.41	$26.67	$22.37	$20.47	$32.17	$24.90
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	.14	.17	.10	.01
Net realized and unrealized gain (loss)	2.54	5.03	5.11	2.13	(8.72)	7.26
Total from investment operations	2.63	5.22	5.25	2.30	(8.62)	7.27
Distributions from net investment income	(.35)	(.34)	(.24)	-	(.23)	-
Distributions from net realized gain	(3.44)	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(3.79)	(1.48)	(.95)	(.40)	(3.08)	-
Net asset value, end of period	$29.25	$30.41	$26.67	$22.37	$20.47	$32.17
Total Return C,D,E	9.79%	20.70%	24.03%	11.24%	(29.46)%	29.20%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.34% H	1.36%	1.39%	1.44%	1.42%	1.41%
Expenses net of fee waivers, if any	1.34 % H	1.36%	1.39%	1.43%	1.41%	1.41%
Expenses net of all reductions, if any	1.34% H	1.36%	1.39%	1.43%	1.41%	1.41%
Net investment income (loss)	.63% H	.70%	.56%	.73%	.39%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$152,630	$144,907	$132,129	$120,050	$117,565	$183,285
Portfolio turnover rate I	49 % H	46%	33% J	23% J	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class C

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$28.85	$25.35	$21.27	$19.58	$30.84	$23.99
Income from Investment Operations
Net investment income (loss) A,B	.02	.05	.02	.04	(.04)	(.14)
Net realized and unrealized gain (loss)	2.38	4.79	4.86	2.05	(8.37)	6.99
Total from investment operations	2.40	4.84	4.88	2.09	(8.41)	6.85
Distributions from net investment income	(.22)	(.20)	(.09)	-	-	-
Distributions from net realized gain	(3.44)	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(3.66)	(1.34)	(.80)	(.40)	(2.85)	-
Net asset value, end of period	$27.59	$28.85	$25.35	$21.27	$19.58	$30.84
Total Return C,D,E	9.46%	20.11%	23.43%	10.67%	(29.88)%	28.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.84% H	1.86%	1.88%	1.99%	1.96%	1.95%
Expenses net of fee waivers, if any	1.84 % H	1.86%	1.88%	1.98%	1.96%	1.95%
Expenses net of all reductions, if any	1.84% H	1.86%	1.88%	1.98%	1.96%	1.95%
Net investment income (loss)	.13% H	.20%	.07%	.18%	(.16)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$17,104	$16,040	$16,784	$18,165	$21,370	$39,465
Portfolio turnover rate I	49 % H	46%	33% J	23% J	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class I

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.66	$27.70	$23.20	$21.19	$33.20	$25.57
Income from Investment Operations
Net investment income (loss) A,B	.17	.34	.28	.30	.23	.17
Net realized and unrealized gain (loss)	2.64	5.24	5.29	2.20	(9.00)	7.47
Total from investment operations	2.81	5.58	5.57	2.50	(8.77)	7.64
Distributions from net investment income	(.49)	(.47)	(.36)	(.09)	(.39)	(.01)
Distributions from net realized gain	(3.44)	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(3.93)	(1.62) C	(1.07)	(.49)	(3.24)	(.01)
Net asset value, end of period	$30.54	$31.66	$27.70	$23.20	$21.19	$33.20
Total Return D,E	10.04%	21.32%	24.66%	11.80%	(29.09)%	29.87%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.84% H	.86%	.89%	.94%	.91%	.90%
Expenses net of fee waivers, if any	.84 % H	.86%	.89%	.93%	.91%	.90%
Expenses net of all reductions, if any	.84% H	.86%	.89%	.93%	.91%	.90%
Net investment income (loss)	1.13% H	1.20%	1.06%	1.23%	.90%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$651,241	$576,125	$497,901	$456,881	$457,292	$725,432
Portfolio turnover rate I	49 % H	46%	33% J	23% J	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Diversified International Fund Class Z

	Six months ended April 30, 2026 (Unaudited)	Years ended October 31, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$31.60	$27.66	$23.17	$21.18	$33.19	$25.55
Income from Investment Operations
Net investment income (loss) A,B	.19	.38	.33	.34	.26	.22
Net realized and unrealized gain (loss)	2.63	5.21	5.27	2.19	(8.98)	7.46
Total from investment operations	2.82	5.59	5.60	2.53	(8.72)	7.68
Distributions from net investment income	(.54)	(.51)	(.41)	(.14)	(.44)	(.04)
Distributions from net realized gain	(3.44)	(1.14)	(.71)	(.40)	(2.85)	-
Total distributions	(3.98)	(1.65)	(1.11) C	(.54)	(3.29)	(.04)
Net asset value, end of period	$30.44	$31.60	$27.66	$23.17	$21.18	$33.19
Total Return D,E	10.11%	21.46%	24.86%	11.96%	(28.99)%	30.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72% H	.72%	.72%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.72 % H	.72%	.72%	.77%	.75%	.76%
Expenses net of all reductions, if any	.72% H	.72%	.72%	.77%	.75%	.76%
Net investment income (loss)	1.25% H	1.34%	1.23%	1.39%	1.05%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$340,489	$350,504	$276,581	$293,533	$289,878	$392,850
Portfolio turnover rate I	49 % H	46%	33% J	23% J	20%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended April 30, 2026

1. Organization.
Fidelity Advisor Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2.Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2026 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$638,365,209
Gross unrealized depreciation	(16,195,750)
Net unrealized appreciation (depreciation)	$622,169,459
Tax cost	$1,097,423,357

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Diversified International Fund	401,159,911	445,458,396
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

The Fund's management contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.85
Class M	.86
Class C	.86
Class I	.86
Class Z	.70

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the reporting period, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.82
Class M	.82
Class C	.82
Class I	.82
Class Z	.70

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	680,558	16,488
Class M	.25%	.25%	369,428	5,914
Class C	.75%	.25%	84,325	14,706
			1,134,311	37,108

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	26,818
Class M	2,076
Class CA	129
29,023

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Diversified International Fund	1,212

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Diversified International Fund	15,560,581	19,907,810	6,222,736
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

Amount ($)
Fidelity Advisor Diversified International Fund	1,046
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. For cash collateral, securities lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received and is presented in the Statement of Operations as a component of income from Fidelity Central Funds. For non-cash collateral, securities lending income represents fees received from borrowers as compensation for the securities loaned and is presented in the Statement of Operations in security lending. Securities lending income is reduced by any lending agent fees associated with the loan. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Diversified International Fund	2,178	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $134.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Diversified International Fund
Distributions to shareholders
Class A	$66,442,007	$27,160,473
Class M	17,971,058	7,358,806
Class C	2,062,268	865,930
Class I	71,235,493	28,895,301
Class Z	43,956,704	16,469,345
Total	$201,667,530	$80,749,855
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended April 30, 2026	Year ended October 31, 2025	Six months ended April 30, 2026	Year ended October 31, 2025
Fidelity Advisor Diversified International Fund
Class A
Shares sold	870,665	1,579,501	$25,037,626	$44,729,210
Reinvestment of distributions	2,282,819	974,130	62,092,660	25,005,924
Shares redeemed	(1,768,138)	(2,771,906)	(51,368,782)	(75,940,817)
Net increase (decrease)	1,385,346	(218,275)	$35,761,504	$(6,205,683)
Class M
Shares sold	191,151	342,801	$5,497,643	$9,387,071
Reinvestment of distributions	655,799	285,480	17,581,972	7,236,921
Shares redeemed	(392,754)	(817,924)	(11,236,241)	(22,220,622)
Net increase (decrease)	454,196	(189,643)	$11,843,374	$(5,596,630)
Class C
Shares sold	107,443	124,443	$2,911,068	$3,237,431
Reinvestment of distributions	79,927	35,192	2,025,359	849,899
Shares redeemed	(123,596)	(265,774)	(3,336,414)	(6,871,080)
Net increase (decrease)	63,774	(106,139)	$1,600,013	$(2,783,750)
Class I
Shares sold	3,063,085	5,318,176	$88,995,481	$152,124,489
Reinvestment of distributions	2,213,510	915,515	61,823,347	24,050,567
Shares redeemed	(2,149,758)	(6,010,302)	(63,696,525)	(172,699,996)
Net increase (decrease)	3,126,837	223,389	$87,122,303	$3,475,060
Class Z
Shares sold	963,915	2,860,076	$28,567,912	$82,020,156
Reinvestment of distributions	1,375,142	578,437	38,270,215	15,149,261
Shares redeemed	(2,245,531)	(2,348,075)	(67,664,983)	(66,321,140)
Net increase (decrease)	93,526	1,090,438	$(826,856)	$30,848,277
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.720067.127
ADIF-SANN-0626

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	June 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	June 22, 2026